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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                           AMY M. MITCHELL, TREASURER
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.           JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
VINTAGE MUTUAL FUNDS, INC.         CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200        1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266        LINCOLN, NEBRASKA 68508


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2006
DATE OF REPORTING PERIOD: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2006.

                                     VINTAGE

                                  MUTUAL FUNDS


                                   SEMI-ANNUAL
                                     REPORT
                                       TO
                                  SHAREHOLDERS



                               SEPTEMBER 30, 2006

                               TABLE OF CONTENTS


           Performance Reports and Schedules of Portfolio Investments
                                     Page 3

                      Statements of Assets and Liabilities
                                     Page 23


                            Statements of Operations
                                     Page 27


                       Statements of Changes in Net ssets
                                     Page 29

                         Notes to Financial Statements
                                     Page 38

                              Financial Highlights
                                     Page 45

                             Additional Information
                                     Page 51

SERVICE PROVIDERS
-------------------------------------------------------

INVESTMENT ADVISER AND
ADMINISTRATOR
WB Capital Management
1415 28th Street, Suite 200
West Des Moines, Iowa 50266-1461

DISTRIBUTOR BISYS Fund
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson & Oldfather, L.L.P.
1900 U.S. Bank Building
Lincoln, Nebraska 68508

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1100 Walnut Street, Suite 3300
Kansas City, Missouri 64106

MESSAGE FROM THE INVESTMENT ADVISOR

Dear Valued Shareholder:

We are pleased to present this semi-annual report for the Vintage Mutual Funds covering the six-month period from April 1, 2006 to September 30, 2006. This report is prepared to provide you with information as to your Funds' performance, commentary from your Funds' managers, my investment outlook as President and Chief Investment Officer and a review of your Funds' expenses. We encourage you to review this information and hope you will find it useful.

During the last six months the direction of the financial markets has remained unclear. Bond yields moved higher in the second quarter of this calendar year on inflation fears, only to retreat in the third quarter as softer signs of growth surfaced. Meanwhile, the equity markets pulled back in May and June as the Fed raised rates only to rise in August and September after the Fed signaled a pause in monetary policy.

During this period, the Federal Reserve raised the Fed Funds target rate 25 basis points at each the May and June meetings only to pause thereafter. Uncertainty surrounding the direction and timing of the Fed's next rate move continues to cloud the bond and equity market.

Clearly the economy has slowed as the housing market has softened. However even with slowing growth, inflation continues to concern investors as commodity prices rise and wage growth expands. We are optimistic that growth will moderate but not recess, and inflation will peak during 2007. This should provide an attractive backdrop for the financial markets.

The Bond and Money Market Funds are positioned well for the current rate environment. We remain cautious toward rising inflation and the potential impact that may have on interest rates.

An exciting change we made to the fund family this period was the waiver in fees on the Limited Term Bond Fund, the Bond Fund and the Municipal Bond Fund resulting in the total expense ratio to 75 basis points each. This waiver will continue to positively impact performance on an ongoing basis.

We are excited about the future for the Vintage Mutual Funds and want to thank you for your continued support.

Sincerely,

/s/ Jeff Lorenzen

Jeff Lorenzen, CFA
President and Chief Investment Officer
WB Capital Management

The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC and are not deposits or obligations of, or guaranteed or endorsed by, West Bancorporation, or any of its subsidiaries including WB Capital Management. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

INFORMATION NOT AUTHORIZED FOR DISTRIBUTION UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

PERFORMANCE REPORT

Vintage Money Market Funds

As the Federal Reserve paused in the third calendar quarter after 18 consecutive rate hikes, bond market sentiment turned in favor of slowing economic growth. Long-term interest rates fell and even the money market yield curve inverted with overnight rates pegged around the Fed Funds target rate of 5.25 percent and one year agency discount rates yielding 5.12 percent. The market expects the Fed to begin cutting overnight rates in the first quarter of 2007, which seems a bit ambitious. Although the declining housing market has clearly slowed overall economic growth, inflation has remained stubbornly above the Fed's comfort zone of 1.0 percent to 2.0 percent and the Fed will not be quick to cut rates in light of the pressures from a tight labor market and strong corporate sector. However, market expectations and the general peak of the Fed rate cycle have encouraged us to begin positioning portfolios to take advantage of the eventual rate decline.

Institutional Money Market Fund

The Fund's average days rose as longer bonds were purchased to lock in yields in an environment where the Fed is on hold. The Fund ended the period with an average days position comparable to the index and expects to establish an average days position longer than the index as opportunity arises. The Fund is currently adding agency paper in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Fed.

Institutional Reserves Fund

The Fund's average days rose as longer bonds were purchased to lock in yields in an environment where the Fed is on hold. The Fund ended the period with an average days position longer than the index which it expects to maintain. The Fund is currently adding agency paper in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Fed.

Liquid Assets Fund

The Fund's average days rose as longer bonds were purchased to lock in yields in an environment where the Fed is on hold. Very short corporate paper is relatively rich reflecting strong corporate fundamentals, so the Fund is currently adding corporate paper in the six to twelve month part of the curve where paper is available and relative rates appear most attractive. The Fund ended the period with an average days position longer than the index which it expects to maintain.

Municipal Assets Fund

The Fund's average days rose as longer bonds were purchased to lock in yields in an environment where the Fed is on hold. The Fund ended the period with an average days position comparable to the index. The Fund is currently adding municipal paper in the nine to twelve month part of the curve where rates appear most attractive given our outlook for the Fed and expects to establish an average days position longer than the index as opportunity arises.

AN INVESTMENT IN THE VINTAGE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

VINTAGE MUTUAL FUNDS, INC.
Instituional Money Market Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006


Par Value                       Description                         Value
---------                       -----------                         -----

U.S. GOVERNMENT AGENCIES (15.17%): Federal Farm Credit Bank:
        1,000,000 5.085%**, 12/27/07.........................   $ 999,720

Federal Home Loan Bank:
          131,000 5.485%*, 10/18/06..........................     130,671
          167,000 5.486%*, 10/20/06..........................     166,531
          500,000 3.240%, 11/22/06...........................     498,379
          200,000 3.375%, 12/15/06...........................     199,166
          500,000 4.625%, 07/18/07...........................     497,815
          475,000 4.750%, 08/17/07...........................     472,986

Federal Home Loan Mortgage Corporation:
        1,000,000 2.750%, 10/15/06...........................     999,072
          500,000 3.750%, 11/15/06...........................     499,106
          500,000 2.500%, 12/04/06...........................     497,657
          898,000 2.875%, 12/15/06...........................     893,527
        1,500,000 3.625%, 02/15/07...........................   1,490,427
          735,000 3.300%, 09/14/07...........................     722,081

Federal National Mortgage Association:
          375,000 2.750%, 10/27/06...........................     374,325
          500,000 2.625%, 11/15/06...........................     498,218
          500,000 3.625%, 03/15/07...........................     496,153
                                                               -----------
                  Total U.S. Government Agencies.............   9,435,834
                                                               -----------
REPURCHASE AGREEMENTS (85.55%):
Barclays Capital:
      16,000,000 5.280%, 10/02/06............................ $16,000,000
                 (Purchased on 09/29/06, proceeds at
                 maturity $16,007,040; Collateralized
                 by $16,000,000 Government Agencies,
                 10/05/06, market value $16,320,299)

Bear, Stearns & Company, Inc.:
      20,000,000 5.370%, 10/02/06............................  20,000,000
                 (Purchased on 09/29/06, proceeds at
                 maturity $20,008,950; Collateralized
                 by $20,938,095 Government Agencies,
                 10/01/31 - 09/01/36, market value
                 $20,401,569)

Seattle-Northwest Securities Corporation:
      17,225,368 5.300%, 10/02/06..............................17,225,368
                 (Purchased on 09/29/06, proceeds at
                 maturity $17,232,976; Collateralized by
                 $17,446,000 Government Agencies,
                 01/12/07 - 04/12/08, market value
                 $17,569,901)
                                                             -------------
                 Total Repurchase Agreements.................. 53,225,368
                                                             -------------
                 Total Investment in Securities
                 (100.72%) (Cost $62,661,202).................$62,661,202
                 Other Assets & Liabilities (-0.72%)..........   (447,879)
                                                             -------------
                 NET ASSETS (100.00%)........................ $62,213,323
                                                             =============

 *  Effective yield at date of purchase
 ** Interest rate fluctuates weekly with 3-month US Treasury bill rate

VINTAGE MUTUAL FUNDS, INC.
Instituional Reserves Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value                  Description                          Value
---------                  -----------                          -----

U.S. GOVERNMENT AGENCIES (41.05%)
Federal Farm Credit Bank
      1,000,000 5.085%**, 12/27/07.........................      $ 999,720

Federal Home Loan Bank
      3,000,000 4.010%, 10/27/06...........................      2,996,809
        360,000 4.470%, 10/30/06...........................        359,689
        750,000 2.740%, 10/30/06...........................        748,448
        480,000 3.150%, 12/15/06...........................        477,947
        400,000 3.500%, 01/22/07...........................        397,359
        500,000 2.615%, 02/07/07...........................        495,623
      3,000,000 4.875%, 02/15/07...........................      2,992,477
      1,000,000 3.050%, 03/28/07...........................        989,444
      1,190,000 2.250%, 07/02/07...........................      1,163,812
      1,000,000 4.625%, 07/18/07...........................        995,630
      1,000,000 4.660%***, 09/06/07........................        999,627
      1,000,000 4.970%****, 11/21/07.......................      1,000,000
      1,000,000 5.045%**, 11/28/07.........................      1,000,000

Federal Home Loan Mortgage Corporation
      1,000,000 2.750%, 10/15/06...........................        999,044
        662,000 5.469%*, 10/17/06..........................        660,438
        700,000 3.750%, 11/15/06...........................        698,750
        400,000 3.000%, 11/17/06...........................        398,841
        600,000 3.500%, 11/17/06...........................        598,404
      1,000,000 2.500%, 12/04/06...........................        995,314
        592,000 2.875%, 12/15/06...........................        589,223
        500,000 3.125%, 12/27/06...........................        497,162
      2,230,000 3.625%, 02/15/07...........................      2,215,756
        500,000 4.800%, 02/20/07...........................        498,790
        680,000 2.460%, 03/29/07...........................        669,895
      1,000,000 4.125%, 04/02/07...........................        993,878
      1,605,000 3.750%, 04/15/07...........................      1,591,744
        275,000 4.500%, 05/17/07...........................        273,483
      1,000,000 5.000%, 09/07/07...........................        998,757

Federal National Mortgage Association
        250,000 5.554%*, 10/11/06..........................        249,631
      2,000,000 2.625%, 11/15/06...........................      1,992,906
        600,000 2.710%, 01/30/07...........................        594,363

Federal National Mortgage Association (continued)
      2,500,000 2.375%, 02/15/07...........................    $ 2,472,740
      1,000,000 3.625%, 03/15/07...........................        992,305
        800,000 4.750%, 08/03/07...........................        796,813

                Total U.S. Government Agencies.............     35,394,822
                                                           ----------------
REPURCHASE AGREEMENTS (60.26%)
Bear, Stearns & Company, Inc.
     18,000,000 5.370%, 10/02/06..........................      18,000,000
                (Purchased on 09/29/06, proceeds at
                maturity $18,008,055; Collateralized
                by $25,569,918 Government Agencies,
                03/01/09 - 09/01/36, market value
                $18,363,869)

Morgan Stanley and Company, Inc.
     17,000,000  5.300%, 10/02/06.........................      17,000,000
                (Purchased on 09/29/06, proceeds at
                maturity $17,007,508; Collateralized
                by $17,000,000 Government Agencies,
                09/28/07 - 03/16/09, market value
                $18,035,975)

Seattle-Northwest Securities Corporation
     16,952,391  5.300%, 10/02/06......................         16,952,391
                                                           ----------------
                (Purchased on 09/29/06, proceeds at
                maturity $16,959,878; Collateralized
                by $17,252,000 Government Agencies,
                03/02/07 - 02/28/11, market value
                $17,292,281)
                                                           ----------------
                Total Repurchase Agreements............         51,952,391
                                                           ----------------
                Total Investment in Securities
                (101.31%) (Cost $87,347,213)............      $ 87,347,213
                Other Assets & Liabilities (-1.31%).....        (1,133,607)
                                                           ----------------
                NET ASSETS (100.00%)...................       $ 86,213,606
                                                           ================


 * Effective yield at date of purchase
 ** Interest rate fluctuates weekly with 3-month US Treasury bill rate ***Interest rate fluctuates monthly with 2-year US Treasury note
 ****Interest rate fluctuates monthly with 1-year US Treasury note

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

 Par Value                   Description                             Value
 ---------                   -----------                             -----

U.S. GOVERNMENT AGENCIES (10.59%)
Federal Farm Credit Bank
        500,000 3.125%, 12/01/06.................................  $ 498,016

Federal Home Loan Bank
        175,000 2.375%, 10/30/06.................................    174,675
        400,000 3.000%, 11/15/06.................................    399,091
      1,000,000 4.230%, 11/28/06.................................    998,923
        200,000 6.350%, 12/04/06.................................    200,486
        300,000 2.555%, 12/05/06.................................    298,436
      2,575,000 4.660%*****, 09/06/07............................  2,574,038
      2,000,000 4.970%******, 11/21/07...........................  2,000,000
      1,000,000 5.045%**, 11/28/07...............................  1,000,000

Federal Home Loan Mortgage Corporation
      1,000,000 2.750%, 10/15/06.................................    999,101
        500,000 2.500%, 12/04/06.................................    497,388
      1,000,000 2.875%, 12/15/06.................................    995,307
        592,000 5.085%*, 02/06/07................................    581,781
      1,000,000 5.250%, 04/27/07.................................    999,972

Federal National Mortgage Association
      1,000,000 3.000%, 12/29/06.................................    994,045
      1,000,000 3.375%, 05/15/07.................................    987,740
                                                                 ------------
                Total U.S. Government Agencies................... 14,198,999
                                                                 ------------
LOAN CERTIFICATES - FMHA GUARANTEED
      LOAN CERTIFICATES (10.93%)
     14,652,686 5.000% - 6.050%
                11/16/06 - 03/11/45.............................. 14,652,686
                                                                 ------------
BANKERS ACCEPTANCE (0.29%)
First Tennessee
        404,000 5.418%*, 02/22/07................................    395,435
                                                                 ------------
COMMERCIAL PAPER (21.32%)
American Honda
        603,000 5.251%*, 10/06/06................................    602,562
      1,000,000 5.261%*, 10/16/06................................    997,817
      1,000,000 5.283%*, 11/21/06................................    992,591
Bank of America
        749,000 5.266%*, 10/10/06................................    748,017
        700,000 5.339%*, 10/10/06................................    699,074

COMMERCIAL PAPER (CONTINUED)
Barclays Funding
      1,800,000 5.293%*, 11/21/06...............................   1,786,612
        525,000 5.306%*, 12/07/06...............................     519,880
Citigroup Funding
      1,000,000 5.356%*, 10/18/06...............................     997,497
      1,000,000 5.290%*, 11/17/06...............................     993,159
Cooperative Association Tractor
        698,000 5.480%*, 10/18/06...............................     696,220
        850,000 5.527%*, 11/14/06...............................     844,359
        639,000 5.288%*, 11/15/06...............................     634,822
        742,000 5.603%*, 11/21/06...............................     736,240
Danske Corporation
        800,000 5.283%*, 10/19/06...............................     797,896
        500,000 5.286%*, 10/30/06...............................     497,885
      1,000,000 5.286%*, 12/21/06...............................     988,255
General Electric Capital Corporation
      1,200,000 5.275%*, 10/10/06...............................   1,198,425
        800,000 5.263%*, 10/26/06...............................     797,094
        900,000 5.308%*, 11/14/06...............................     894,225
National Rural Utilities
      1,500,000 5.272%*, 10/25/06...............................   1,494,750
Paccar Financial
        916,000 5.298%*, 11/27/06...............................     908,415
      1,000,000 5.300%*, 12/13/06...............................     989,395
Southern Company
      1,000,000 5.258%*, 10/02/06...............................     999,855
      1,000,000 5.267%*, 10/11/06...............................     998,542
Three Rivers
      1,000,000 5.275%*, 10/11/06...............................     998,542
        902,000 5.282%*, 10/11/06...............................     900,682
      1,000,000 5.281%*, 10/16/06...............................     997,808
UBS Finance
      1,000,000 5.436%*, 10/11/06...............................     998,509
      1,200,000 5.292%*, 10/24/06...............................   1,195,975
        700,000 5.274%*, 11/09/06...............................     696,026
Wal-Mart Stores
      1,000,000 5.274%*, 12/12/06...............................     989,580
                                                                -------------
                Total Commercial Paper..........................   4,040,061
                                                                -------------

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006


 Par Value                    Description                            Value
 ---------                    -----------                            -----

CORPORATE BONDS (28.71%)
Aerospace - Defense
Boeing Company
      1,500,000 6.875%, 11/01/06................................ $ 1,502,060

Banking & Financial
CIT Group, Inc.
      2,000,000 7.375%, 04/02/07................................   2,017,571
      1,000,000 5.750%, 09/25/07................................   1,004,853
HSBC USA Inc
      1,500,000 8.375%, 02/15/07................................   1,516,746
J P Morgan
      2,000,000 5.500%, 03/26/07................................   2,000,081
Suntrust Bank
      1,000,000 2.500%, 11/01/06................................     997,493
Wachovia Corporation
      2,000,000 4.950%, 11/01/06................................   2,000,073

Computer HardwarCIT Group, Inc.
Hewlett-Packard Company
      2,000,000 5.750%, 12/15/06................................   2,002,256
      1,000,000 5.500%, 07/01/07................................   1,001,231
IBM Corporation
      1,250,000 4.875%, 10/01/06................................   1,250,000

Electric Utility
Southern Company
      3,000,000 4.875%, 07/15/07................................   2,989,268

Financial Services
Bear Stearns Company
      1,000,000 7.250%, 10/15/06................................   1,000,786
      1,000,000 5.410%****, 10/05/07............................   1,000,000
Boeing Capital Corporation
      2,300,000 5.750%, 02/15/07................................   2,300,822
Caterpillar Financial Services
        325,000 3.100%, 05/15/07................................     320,289
      1,665,000 4.875%, 06/15/07................................   1,658,889
General Electric Capital Corporation
        500,000 6.500%, 11/01/06................................     500,334

CORPORATE BONDS (CONTINUED)
Financial Servies (continued)
Goldman Sachs Group
      1,000,000 2.850%, 10/27/06...............................      998,679
Household Finance
      1,000,000 5.750%, 01/30/07...............................    1,000,605
      1,000,000 7.875%, 03/01/07...............................    1,008,785
Merrill Lynch & Citigroup, Inc.
      1,655,000 5.615%*******, 01/26/07..........................  1,655,609
      1,000,000 3.000%, 04/30/07...............................      985,021
Morgan Stanley
      2,000,000 5.800%, 04/01/07...............................    2,002,232

Insurance
United Health Care
      3,000,000 5.200%, 01/17/07...............................    2,997,181

Miscellaneous
Kuehn Enterprises
        970,000 5.270%***, 10/01/43............................      970,000
Schneider Capital
      1,805,000 5.270%***, 07/01/43............................    1,805,000
                                                                -------------
     38,470,000 Total Corporate Bonds..........................   38,485,864
                                                                -------------

REPURCHASE AGREEMENTS (29.34%)
                         Bear, Stearns & Company, Inc.
     22,000,000 5.370%, 10/02/06...............................   22,000,000
                (Purchased on 09/29/06, proceeds at
                maturity $22,009,845; Collateralized
                by $29,256,378 Government Agencies,
                11/01/18 - 05/01/36, market value
                $22,441,181)

Seattle-Northwest Securities Corporation
     17,330,931 5.300%, 10/02/06..............................    17,330,931
               (Purchased on 09/29/06, proceeds at maturity
                $17,338,585; Collateralized by $17,600,000
                Government Agencies, 01/26/07 - 03/03/08,
                market value $17,678,456)
                                                                -------------
                Total Repurchase Agreements..................     39,330,931
                                                                -------------

                Total Investment in Securities
                (101.18%) (Cost $135,654,624)...............   $ 135,654,624
                Other Assets & Liabilities (-1.18%).........      (1,581,086)
                                                                -------------
                NET ASSETS (100.00%)........................   $ 134,073,538
                                                                =============

* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill rate *** Variable rate, put option subject to no longer than 7-day settlement **** Interest rate fluctuates monthly with Libor
***** Interest rate fluctuates monthly with 2-year US Treasury note ****** Interest rate fluctuates monthly with 1-year US Treasury note ******* Interest rate fluctuates quarterly with Libor

VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

 Par Value                 Description               Value

 MUNICIPAL BONDS (99.74%)
 Arizona (2.59%)
        400,000 Apache County,  AZ Development
                3.720%***, 12/15/18................................$  400,000

 California (1.30%)
        200,000 Riverside County, CA
                3.680%***, 12/01/15................................   200,000

 Colorado (0.65%)
        100,000 LaPlata County, CO School District
                3.710%*, 11/01/06..................................    99,689

 Delaware (5.19%)
        800,000 Delaware Economic Development
                3.700%***, 12/01/15................................   800,000

 Florida (1.13%)
        175,000 Nassau County, FL PCR
                3.750%***, 10/01/08................................   175,000

 Georgia (5.19%)
        500,000 Municipal Electric Authority,
                   GA Commerical Paper
                3.470%****, 10/05/06...............................   500,000
        300,000 Marietta, GA Housing
                3.760%***, 07/01/24................................   300,000

 Hawaii (6.49%)
      1,000,000 ABN AMRO MuniTOPS, HI
                3.790%***, 07/01/12................................ 1,000,000

 Iowa (5.74%)
        100,000 Iowa Finance Hospital Facility
                3.770%***, 07/01/13................................   100,000
        785,000 Iowa Finance West Foundation
                                     Project
                3.760%***, 01/01/32................................   785,000

 Illinois (11.01%)
        150,000 Cook County, IL School District #14
                3.350%, 12/01/06...................................   150,050
        315,000 LaSalle County School District, IL
                5.900%, 12/01/06...................................   316,224
 Illinois (continued)
        130,000 Metropolitan Pier & Exposition
                   Authority, IL
                6.000%, 12/15/06...................................   130,597
        200,000 Illinois State, G.O.
                5.000%, 01/01/07...................................   200,672
        300,000 Illinois Health NW Hospital
                3.800%***, 08/15/25................................   300,000
        600,000 Illinois Development Finance
                   Authority
                3.750%***, 12/01/28................................   600,000

 Indiana (3.89%)
        600,000 Indianapolis, IN
                3.750%***, 02/01/20................................   600,000

 Kentucky (1.59%)
        245,000 Kentucky Rural Water
                4.250%, 02/01/07...................................   245,358

 Maryland (1.30%)
        200,000 Maryland Health & Higher Education
                3.720%***, 10/01/37................................   200,000

 Michigan (3.24%)
        500,000 University of Michigan Commercial Paper
                3.480%****, 10/04/06...............................   500,000

 Minnesota (1.30%)
        200,000 Kimball, MN Independent School District #739
                4.000%,  09/24/07..................................   200,466
 Nebraska (2.92%)
        450,000 Nebraska Educational Finance
                   Authority
                3.940%**, 12/15/35.................................   450,000
 New Hampshire (0.97%)
        150,000 New Hampshire Health & Education
                3.700%***, 06/01/23................................   150,000

 New Jersey (2.66%)
        400,000 New Jersey Economic Development
                8.625%, 11/01/06...................................   409,573

VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

 Par Value                   Description                            Value
 ---------                   -----------                            -----

 New Mexico (2.59%)
        400,000 Las Cruces, NM Gross Receipts
                                   Tax Revenue
                3.500%, 06/01/07...................................$  399,211

 New York (4.54%)
 CIT Group, Inc.New York, NY Series H3
                3.720%***, 03/01/34................................   700,000

 North Dakota (1.30%)
        200,000 Grand Forks, ND
                5.125%, 12/01/06...................................   200,527

 Ohio (8.11%)
         50,000 Ohio State University
                3.740%***, 12/01/21................................    50,000
        500,000 Warren County, OH
                3.780%***, 07/01/23................................   500,000
        400,000 CIT Group, Inc.
                3.940%**, 09/01/25.................................   400,000
        300,000 Ohio State University
                3.740%***, 12/01/31................................   300,000

 Pennsylvania (9.57%)
        225,000 Erie County, PA Hospital
                3.810%**, 05/15/20.................................   225,000
        100,000 Delaware County, PA Development
                3.860%**, 04/01/21.................................   100,000
        300,000 New Castle, PA Hospital
                3.830%***, 07/01/26................................   300,000
        450,000 Philadelphia, PA IDR
                3.810%**, 03/01/27.................................   450,000
        100,000 Pennsylvania State University
                3.760%***, 04/01/31................................   100,000
        100,000 Chester County, PA Development
                3.810%**, 07/01/31.................................   100,000
        200,000 Allegheny County PA Development
                3.800%***, 08/01/32................................   200,000

 Texas (3.24%)
        100,000 Pearland, TX Independent School District
                3.000%, 02/15/07...................................    99,702
        400,000 Harris County, TX IDR
                3.780%***, 02/01/20................................   400,000

 Virginia (0.65%)
        100,000 Citigroup, Inc.
                4.500%, 10/01/06...................................   100,000

 Washington (6.58%)
        200,000 Seattle, WA Refunding
                3.000%, 10/01/06...................................   200,000
        115,000 Port Vancouver, WA Series 84-B
                3.750%***, 12/01/09................................   115,000
        700,000 Lake Tapps Parkway, WA
                3.790%***, 12/01/19................................   700,000

 Wisconsin (0.81%)
        125,000 Fond du Lac, WI
                3.750%, 05/01/07...................................   125,146

 Wyoming (5.19%)
        800,000 Sweetwater County, WY Commercial Paper
                3.500%****, 11/03/06...............................   800,000
                                                                  ------------
                Total Municipal Bonds............................. 15,377,215
                                                                  ------------
 MUTUAL FUNDS (0.79%)
        121,822 AIM Institutional Tax Free Cash
                Reserve, 3.507%**, 10/02/06                         $ 121,822
                                                                  ------------
                Total Investment in Securities
                (100.53%) (Cost $15,449,037)....................  $15,499,037
                Other Assets & Liabilities (-0.53%).............     ($82,027)
                                                                  ------------
                NET ASSETS (100.00%)............................  $15,417,010
                                                                  ============
*Effective Yield at date of purchase
**Variable rate, put option subject to next day settlement
***Variable rate, put option subject to no longer than 7-day settlement
****Tax Exempt Commercial Paper-Interest Bearing at Maturity (Rollover Eligible)

PERFORMANCE REPORT

Vintage Fixed Income Funds

During the past six months, intermediate interest rates moved lower and equity markets advanced. Intermediate interest rates dropped as economic growth downshifted to a lower gear. Real GDP growth dropped to a slightly below potential rate of 2.6 percent in the second quarter from a 5.6 percent rate in the first quarter. As a result of the slower economic growth trajectory, equity markets moved higher as the Standard & Poor's 500 index advanced 4.14 percent while the fixed income markets kept pace with total returns of 3.73 percent for the Lehman Aggregate index. Interest rates fell on the expectations that a slower pace of growth will reduce inflationary pressures and the threat of further rate increases by the Fed. The ten-year U.S. Treasury rate fell 0.22 percent to finish the period at 4.63 percent.

The Federal Reserve met four times during the period. At the May and June meetings, the Fed raised the Fed funds rate each meeting by 0.25 percent. Following the August and September meetings, the Fed funds rate was left unchanged at 5.25 percent. The pause at the August meeting marked the first break by the Federal Reserve since 2004. Following a cumulative 4.25 percent in rate increases, the market is now anticipating a quick turnaround on Fed policy. The Fed funds futures market indicates an easing in policy as early as first quarter 2007. These bullish fixed income expectations are based on slowing economic growth which will relieve inflationary pressures. These expectations placed a downward bias on intermediate interest rates throughout the summer of 2006.

The Fed continues to walk a tight line on its dual mandate of full employment and low inflation. Inflation continues to run above the Fed's desired range of
1.0 - 2.0 percent as measured by the core PCE index. Inflation readings most recently measured 2.5 percent. Inflation continues to remain elevated while high capacity utilization (82.4 percent) and low unemployment (4.7 percent) indicate inflationary pressures from businesses and labor are not immediately poised to recede. Labor costs have been rising at an increasing rate during the past year and are a significant component of overall inflation. The Fed has indicated it will remain vigilant on inflation.

Interest rates moved in a `twist' pattern over the past six months. Three month T-bills moved higher by 0.27 percent in sympathy with the Fed's two interest rate hikes. Longer-term interest rates told a different story. Two-year notes declined 0.13 to 4.68 percent while ten-year notes fell 0.22 to 4.63 percent. The result is an inverted yield curve where longer term Treasuries provide less income than short term notes. Many market prognosticators suggested that this minor inversion meant an impending recession, yet we are much more optimistic about the economic outlook despite movements in the Treasury market. Economic growth is expected to slip below potential, but this adds some much needed slack to the system and prevents further, more dramatic increases in inflation.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. Our economic forecast is for moderate growth approximating 3.0 percent per quarter for the next four quarters. Job growth will average 100,000 jobs per month resulting in a stable unemployment rate of 4.8 percent and capacity utilization remaining at or above 82 percent. Core inflation is expected to remain elevated above the desired 1.0 - 2.0 percent range. Expectations are for the Fed to leave the Fed funds rate unchanged at 5.25 percent well into 2007. As the Fed was slow to raise rates throughout the past two years, we believe their actions to ease will also be prolonged. Short interest rates will continue to be supported by the Fed funds rate. As the market sees the economy make consistent progress and inflation remains elevated, we anticipate intermediate interest rates will rise back towards the 5.0 percent area.

In summary, we see the economy to be on solid footing and expect the Federal Reserve to remain vigilant on the risk of inflation. The portfolios are defensively positioned for a stable or higher interest rate environment with a focus on capital preservation.

PERFORMANCE

Report Vintage Limited Term Bond Fund

Fixed income total returns were higher during the past six months as interest rates fell and bond prices rose, providing capital appreciation in addition to the Fund's income benefits. The two-year Treasury fell 0.13 percent to finish the period with a yield of 4.68 percent. For the period, the Vintage Limited Term Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

The Federal Reserve's interest rate increase campaign paused midway through the period at 5.25 percent. During the four meetings during the period, the Fed raised the Fed funds rate at only the first two meetings. Following a cumulative
4.25 percent in rate increases, the market is now anticipating a quick turnaround on Fed policy. The Fed funds futures market indicates an easing in policy as early as first quarter 2007. These bullish fixed income expectations are based on slowing economic growth which will relieve inflationary pressures. As the Fed was slow to raise rates throughout the past two years, we believe their actions to ease will also be prolonged. Short interest rates will continue to be supported by the Fed funds rate. As the market sees the economy make consistent progress and inflation remains elevated, we anticipate intermediate interest rates will rise back towards the 5.0 percent area.

Even though the Fed hiked interest rates two more times, interest rates moved lower during the period. The two-year Treasury rate fell 0.13 percent while the ten-year rate moved lower by 0.22 percent. The result is an inverted yield curve where longer-term Treasuries provide less income than short-term notes. Many market prognosticators suggested that this minor inversion meant an impending recession, yet we are much more optimistic about the economic outlook despite movements in the Treasury market. Economic growth is expected to slip below potential, but this adds some much needed slack to the system and prevents further, more dramatic increases in inflation.

Portfolio performance during the period benefited from an overweight to the major risk sectors of the fixed income market. All major risk sectors of the bond market outperformed Treasuries during the quarter. Asset-backed securities
(ABS) (0.30 percent) led the rally and were followed closely by corporate bonds (0.20 percent) and mortgage-backed securities (MBS) (0.13 percent). Throughout the period, performance was supported by a yield advantage relative to the benchmark and overweight sector allocations to corporate bonds, MBS, CMO's and ABS. The portfolio had less interest rate risk than the benchmark, which held back performance as interest rates moved lower. In total, active investment decisions enhanced performance.

Our economic outlook bodes well for the major risk sectors. Domestic and global economic growth isproviding ample profit opportunities for corporations. Earnings estimates for both third and fourth quarters are again at double digit growth rates. Despite the continued risk of shareholder activism and leveraged buyouts, the corporate bond basis should provide excess returns. Strong employment levels provide income for homeowners to meet their monthly mortgage obligations. These factors support an overweight to the market's risk sectors that generate an income advantage over the index. Interest rate risk management will be nimble around the market's inflection point. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. Corporate bonds, mortgage-backed securities, CMO's and asset-backed securities continue to hold overweight positions. U.S. Treasury allocations continue to possess a significant underweight. The risks to this forecast are many, but we believe the diverse economy and the fixed income market will not be overrun by the slowing housing market or rising interest payments on home loans.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value               Description                                Value
---------               -----------                                -----

U.S. GOVERNMENT AGENCIES (20.20%):
     1,800,000 Federal Home Loan Mortage Corp.
               5.750%, 03/15/09....................................$1,832,722
     3,500,000 Federal Home Loan Mortage Corp.
               3.875%, 06/15/08.................................... 3,436,755
     1,000,000 Federal National Mortgage Assoc.
               4.300%, 06/30/08....................................   988,543
       800,000 Federal National Mortgage Assoc.
               6.625%, 09/15/09....................................   837,227
       400,000 Quebec Province
               7.000%, 01/30/07....................................   401,928
                                                                   -----------
               Total U.S. Government Agencies...................... 7,497,175
                                                                   -----------
MORTGAGE RELATED SECURITIES (41.35%):
Airlines (0.43%):
       159,197 Continental Airlines Certificates
               6.410%, 04/15/07....................................   158,700
                                                                   -----------
Collateralized Mortgage Obligation (0.64%):
       186,848 Structured Asset Securities 2001-1 B2
               7.170%, 02/25/31....................................   186,215
        51,546 Structured Asset Securities
               5.330%, 04/25/32....................................    51,358
                                                                   -----------
                                                                      237,573
                                                                   -----------
Federal Home Loan Mortgage Corporation (17.04%):
     1,014,545 2971 Class PE
               4.500%, 03/15/26....................................   999,093
       928,425 3089 Class LP
               5.500%, 12/15/29....................................   931,351
        16,007 Pool #E61274
               7.000%, 08/01/09....................................    16,065
       774,889 Pool #M90830
               3.500%, 08/01/08....................................   747,900
     1,064,132 Pool #M90842
               4.000%, 09/01/08.................................... 1,039,060
       442,239 Pool #M90877
               4.000%, 12/01/08....................................   431,819
       765,084 Pool #M90980
               5.000%, 05/01/10....................................   756,904

 Federal Home Loan Mortgage Corporation (continued):
       798,039 Pool #M90988
               5.000%, 07/01/10....................................   789,506
       625,040 Pool Gold #M90876
               4.000%, 11/01/08....................................   610,313
                                                                   -----------
                                                                    4,922,191
                                                                   -----------
Federal National Mortgage Association (2.49%):
           288 1993-14 Class A
               6.000%, 02/25/08....................................       288
       955,527 Pool #254711
               4.000%, 03/01/10....................................   923,971
                                                                   -----------
                                                                      924,259
                                                                   -----------
Asset Backed (20.76%):
       491,696 Amresco 1997-2 M1F
               7.430%, 06/25/27....................................   489,989
     1,110,000 Chase Mortgage 2003-4 1A5
               5.416%, 05/25/33.................................... 1,102,130
       884,616 Chase Mortgage 2003-6 1A3
               3.340%, 05/25/26....................................   868,697
       370,293 CountyWide 2004-9 AF3
               3.854%, 10/25/30....................................   367,897
        32,365 Conseco Financial Series
               7.272%, 06/15/32....................................    32,522
       893,000 CountryWide ABS
               5.971%, 08/25/46....................................   903,481
       625,000 CountryWide ABS
               4.575%, 05/25/35....................................   619,394
       108,051 First Alliance Step
               6.520%, 09/20/29....................................   107,731
       304,920 Green Tree
               7.350%, 05/15/27....................................   316,173
       244,559 Green Tree
               7.600%, 10/15/27....................................   254,044
        38,115 IMC Home Equity
               7.080%, 08/20/28....................................    38,013
       191,301 Indymac 1998-2 A2
               6.170%, 12/25/11....................................   185,476
     1,300,000 POPLR 2005-B AF3
               4.610%, 08/25/35.................................... 1,281,170

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value               Description                                Value
---------               -----------                                -----

Asset Backed (continued):
       800,000 RAMP 2004-RS12 AI3
               3.981%, 04/25/29....................................$  792,189
       350,000 RAMP 2005-RS1
               4.109%, 01/25/35....................................   344,624
                                                                   -----------
                                                                    7,703,530
                                                                   -----------
               Total Mortgage Related Securities                   15,346,072
                                                                   -----------
MUNICIPAL BONDS (0.12%):
CIT Group, Inc.
        45,000 Azusa Pacific University
               7.250%, 04/01/09....................................    46,085
                                                                   -----------
CORPORATE BONDS (37.07%):
Automotive Finance (0.80%):
       300,000 Daimler Chrysler NA
               4.750%, 01/15/08...................................    297,030
                                                                   -----------
Banking & Financial (5.07%):
       300,000 Bank of America Corporation
               3.875%, 01/15/08....................................   294,968
       300,000 CIT Group, Inc.
               5.750%, 09/25/07....................................   300,713
       400,000 General Electric Capital Corporation
               4.625%, 09/15/09....................................   395,213
       300,000 JP Morgan Chase
               5.250%, 05/30/07....................................   299,863
       300,000 U.S. Bank NA
               4.125%, 03/17/08....................................   295,515
       300,000 Wells Fargo Company
               4.000%, 08/15/08....................................   293,762
                                                                   -----------
                                                                    1,880,034
                                                                   -----------
Banks- International (0.78%):
       300,000 Wachovia Corporation
               3.500%, 08/15/08....................................   291,129
                                                                   -----------
Beverages (1.06%):
       400,000 Diageo Capital PLC
               3.500%, 11/19/07....................................   392,162
                                                                   -----------
Electric Utility (1.31%):
       192,000 Arkansas Electric
               7.330%, 06/30/08....................................   193,642
       300,000 Duke Energy Corporation
               3.750%, 03/05/08....................................   293,836
                                                                   -----------
                                                                      487,478
                                                                   -----------
Financial Services (10.36%):
       300,000 American General Finance AIG
               2.750%, 06/15/08....................................   288,037
       600,000 Citigroup, Inc.
               3.500%, 02/01/08....................................   587,175
       400,000 CountryWide Home Loan
               3.250%, 05/21/08....................................   387,594
       300,000 Ford Motor
               6.500%, 01/25/07....................................   299,795
       300,000 GE Capital
               5.375%, 03/15/07....................................   300,125
       400,000 Goldman Sachs Group
               4.125%, 01/15/08....................................   394,906
       400,000 Household Financial Company
               4.625%, 01/15/08....................................   397,244
       200,000 John Deere Corporation
               3.625%, 05/25/07....................................   197,780
       300,000 Lehman Brothers
               4.000%, 01/22/08....................................   295,218
       400,000 Morgan Stanley
               5.800%, 04/01/07....................................   400,666
       300,000 Washington Mutual Finance
               4.375%, 01/15/08....................................   296,386
                                                                   -----------
                                                                    3,844,926
                                                                   -----------
Food Products (1.64%):
       300,000 Campbell Soup
               5.500%, 03/15/07....................................   300,216
       300,000 Kroger Company
               7.450%, 03/01/08....................................   307,970
                                                                   -----------
                                                                      608,186
                                                                   -----------

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006


Par Value               Description                                 Value
---------               -----------                                 -----

Forest Products (1.09%):
       400,000 Weyerhaeuser Company
               5.950%, 11/01/08....................................$  404,456
                                                                   -----------
Manufactured Capital Goods (1.09%):
       400,000 Tyco International Group
               6.125%, 11/01/08....................................   405,843
                                                                   -----------
Media (4.72%):
       300,000 AOL Time Warner
               6.150%, 05/01/07....................................   301,176
       400,000 Comcast Cable Communications
               8.375%, 05/01/07....................................   406,782
       300,000 Disney Company
               5.375%, 06/01/07....................................   300,196
       300,000 Gannett Company
               4.125%, 06/15/08....................................   293,826
       450,000 Tribune Company
               6.875%, 11/01/06....................................   450,245
                                                                   -----------
                                                                    1,752,225
                                                                   -----------
Mining (1.06%):
       400,000 Alcoa, Inc.
               4.250%, 08/15/07....................................   395,006
                                                                   -----------
Oil & Gas (0.81%):
       300,000 Marathon Oil Corpration
               5.375%, 06/01/07....................................   300,158
                                                                   -----------
REIT (0.82%):
       300,000 Simon Property Group REIT
               6.375%, 11/15/07....................................   302,592
                                                                   -----------
Retail General Merchandise (1.08%):
       400,000 Target Corporation
               5.500%, 04/01/07....................................   400,245
                                                                   -----------
Telecommunications (5.38%):
       300,000 America Movil SA
               4.125%, 03/01/09....................................   291,004
       300,000 AT&T, Inc.
               4.125%, 09/15/09....................................   290,514
       300,000 AT&T Wireless
               7.500%, 05/01/07....................................   303,486
       300,000 Sprint Corporation
               6.125%, 11/15/08....................................   304,394
       300,000 Telus Corporation
               7.500%, 06/01/07....................................   303,913
       500,000 Verizon Corporation
               6.125%, 06/15/07....................................   502,403
                                                                   -----------
                                                                    1,995,714
                                                                   -----------
               Total Corporate Bonds.............................  13,757,185
                                                                   -----------
MUTUAL FUNDS (0.78%):
       290,705 Municipal Assets Fund I Shares......................   290,705
               4.639%                                              -----------

               (99.53%) (Cost $37,272,471)........................$36,937,221
               Other Assets and Liabilities (0.47%)                   174,035
                                                                   -----------
               NET ASSETS (100.00%).............................. $37,111,257
                                                                   ===========

PERFORMANCE REPORT

Fixed income total returns were higher during the past six months as interest rates fell and bond prices rose, providing capital appreciation in addition to the Fund's income benefits. The ten-year Treasury fell 0.22 percent to finish the period with a yield of 4.63 percent. For the period, the Vintage Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

The Federal Reserve's interest rate increase campaign paused midway through the period at 5.25 percent. During the four meetings during the period, the Fed raised the Fed funds rate at only the first two meetings. Following a cumulative
4.25 percent in rate increases, the market is now anticipating a quick turnaround on Fed policy. The Fed funds futures market indicates an easing in policy as early as first quarter 2007. These bullish fixed income expectations are based on slowing economic growth which will relieve inflationary pressures. As the Fed was slow to raise rates throughout the past two years, we believe their actions to ease will also be prolonged. Short interest rates will continue to be supported by the Fed funds rate. As the market sees the economy make consistent progress and inflation remains elevated, we anticipate intermediate interest rates will rise back towards the 5.0 percent area.

Even though the Fed hiked interest rates two more times, interest rates moved lower during the period. The two-year Treasury rate fell 0.13 percent while the ten-year rate moved lower by 0.22 percent. The result is an inverted yield curve where longer term Treasuries provide less income than short term notes. Many market prognosticators suggested that this minor inversion meant an impending recession, yet we are much more optimistic about the economic outlook despite movements in the Treasury market. Economic growth is expected to slip below potential, but this adds some much needed slack to the system and prevents further, more dramatic increases in inflation. Portfolio performance during the period benefited from an overweight to the major risk sectors of the fixed income market. All major risk sectors of the bond market outperformed Treasuries during the quarter. Asset-backed securities (ABS) (0.30 percent) led the rally and were followed closely by corporate bonds (0.20 percent) and mortgage-backed securities (MBS) (0.13 percent). Throughout the period, performance was supported by a yield advantage relative to the benchmark and overweight sector allocations to corporate bonds, MBS via CMO's and ABS. The portfolio had less interest rate risk than the benchmark, which held back performance as interest rates moved lower. In total, active investment decisions enhanced performance.

Our economic outlook bodes well for the major risk sectors. Domestic and global economic growth is providing ample profit opportunities for corporations. Earnings estimates for both third and fourth quarters are again at double digit growth rates. Despite the continued risk of shareholder activism and leveraged buyouts, the corporate bond basis should provide excess returns. Strong employment levels provide income for homeowners to meet their monthly mortgage obligations. These factors support an overweight to the market's risk sectors that generate an income advantage over the index. Interest rate risk management will be nimble around the market's inflection point. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. Corporate bonds and asset-backed securities continue to hold overweight positions. Pass thru mortgage-backed securities weightings finish the quarter near benchmark levels, while the portfolio continues to overweight CMO's. U.S. Treasury allocations continue to possess a significant underweight. The risks to this forecast are many, but we believe the diverse economy and the fixed income market will not be overrun by the slowing housing market or rising interest payments on home loans.

VINTAGE MUTUAL FUNDS, INC.
Bond Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value                      Description                           Value
---------                      -----------                           -----

U.S. TREASURY STRIPS (6.69%):
     1,810,000 U.S. Treasury Strip
               0.000%, 11/15/15......................................$1,187,029
     2,200,000 U.S. Treasury Strip
               0.000%, 11/15/18...................................... 1,236,657
     2,410,000 U.S. Treasury Strip
               0.000%, 05/15/20...................................... 1,249,792
     2,720,000 U.S. Treasury Strip
               0.000%, 08/15/25...................................... 1,091,087
       170,000 U.S. Treasury Note
               3.625%, 05/15/13......................................   160,623
       480,000 U.S. Treasury Note
               4.000%, 02/15/14......................................   461,531
                                                                     -----------
               Total U.S. Treasury Strips...........................  5,386,719
                                                                     -----------

U.S. GOVERNMENT AGENCIES (5.46%):
       730,000 Federal Home Loan Bank
               6.750%, 09/15/29.......................................  886,133
     2,040,000 Federal National Mortgage Association
               4.500%, 06/01/10.......................................2,004,526
       500,000 Federal National Mortgage Association
               7.125%, 01/15/30.......................................  632,449
       500,000 Quebec Province MTN
               7.035%, 03/10/26.......................................  596,530
       260,000 United Mexican States
               6.750%, 09/27/34.......................................  275,990
                                                                     -----------
               Total U.S. Government Agencies.........................4,395,628
                                                                     -----------

MORTGAGE RELATED SECURITIES (54.09%):
Collateralized Mortgage Obligations (5.02%):
       132,209 FHLMC 2123 Class PE
               6.000%, 12/15/27.......................................  132,530
     1,925,000 FHLMC 3076 Class PC
               5.500%, 11/15/25.......................................1,935,347
       955,078 Structed Asset Securities Corp. 2001-1 B2
               7.170%, 02/25/31.......................................  951,845
     1,049,469 Washington Mutual 2003-AR4 A6
               3.423%, 05/25/33.......................................1,026,073
                                                                     -----------
                                                                      4,045,795
                                                                     -----------
Federal Home Loan Mortgage Corporation. (14.93%):
Mortgage-Backed Pools:
       906,449 Gold  #E01419, 5.500%, 05/01/18                          908,194
       401,056 Gold #A19963, 5.500%, 03/01/34.........................  396,298
        62,964 Gold #C00592, 7.000%, 03/01/28.........................   64,967
        63,136 Gold #C00896, 7.500%, 12/01/29.........................   65,620
       838,061 Gold #C01491, 6.000%, 02/01/33.........................  844,827
       118,590 Gold #C19588, 6.500%, 12/01/28.........................  121,555
        89,485 Gold #C72044, 6.500%, 10/01/32.........................   91,496
       139,395 Gold #C76748, 6.000%, 02/01/33.........................  140,411
       840,650 Gold #C78237, 5.500%, 04/01/33.........................  831,417
     2,047,712 Gold #E01488, 5.000%, 10/01/18.........................2,017,563
     1,087,279 Gold #E01545, 5.000%, 01/01/19.........................1,071,080
        83,250 Gold #E99510, 5.500%, 09/01/18.........................   83,383
       786,763 Gold #G01444, 6.500%, 08/01/32.........................  804,652
     1,473,325 Gold #G01563, 5.500%, 06/01/33........................ 1,457,144
       856,197 Gold #G01772, 5.000%, 02/01/35.........................  825,068
       908,470 Gold #G01896, 5.000%, 09/01/35.........................  874,212
       823,210 Gold #G08010, 5.500%, 09/01/34.........................  813,443
       420,860 Gold #M90876, 4.000%, 11/01/08.........................  410,944
        50,893 Pool #C53696, 7.000%, 06/01/31.........................   52,391
        73,731 Pool #E00436, 7.000%, 06/01/11.........................   75,062
        77,016 Pool #G80135, 7.000%, 10/25/24.........................   79,059
                                                                     -----------
                                                                     12,028,786
                                                                     -----------
Federal National Mortgage Association Pool (19.42%):
Mortgage-Backed Pools:
       156,342 ARM #640002, 7.152%, 07/01/31..........................  159,061
        82,082 ARM #686168, 4.911%, 05/01/32..........................   83,943
       891,581 Pool #17315, 6.500%, 12/01/32..........................  911,600
       203,335 Pool #240650, 7.500%, 07/01/21.........................  211,526
        55,979 Pool #250990, 7.500%, 07/01/27.........................   58,133
        82,182 Pool #251614, 7.000%, 04/01/28.........................   84,814
       107,564 Pool #251697, 6.500%, 05/01/28.........................  110,208
       177,715 Pool #252334, 6.500%, 02/01/29.........................  182,813
        82,578 Pool #252518, 7.000%, 05/01/29.........................   85,423
     1,039,560 Pool #254759, 4.500%, 06/01/18.........................1,006,092
     1,023,620 Pool #254802, 4.500%, 07/01/18.........................  990,665
       494,449 Pool #254905, 6.000%, 10/01/33.........................  497,816

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value                    Description                               Value
---------                    -----------                               -----

Federal National Mortgage Association Pool:
Mortgage-Backed Pools (continued):
       176,171 Pool #254982, 5.000%, 12/01/33........................$  169,880
     1,028,122 Pool #255075, 5.500%, 02/01/24........................ 1,023,192
       238,242 Pool #255079, 5.000%, 02/01/19.........................  234,755
       175,634 Pool #323282, 7.500%, 07/01/28.........................  182,394
        82,916 Pool #323640, 7.500%, 04/01/29.........................   86,124
        78,629 Pool #346287, 7.000%, 05/01/26.........................   81,168
     1,563,764 Pool #357467, 5.500%, 12/01/33.........................1,544,966
        67,342 Pool #535817, 7.000%, 04/01/31.........................   69,394
       426,263 Pool #545759, 6.500%, 07/01/32.........................  435,669
     1,092,726 Pool #545993, 6.000%, 11/01/32.........................1,100,787
     1,013,487 Pool #555272, 6.000%, 03/01/33.........................1,020,964
        64,767 Pool #581592, 7.000%, 06/01/31.........................   66,680
     1,966,002 Pool #683387, 5.500%, 02/01/33.........................1,942,369
       231,814 Pool #713974, 5.500%, 07/01/33.........................  229,028
     1,017,649 Pool #721502, 5.000%, 07/01/33.........................  981,307
     1,156,161 Pool #737730, 5.500%, 09/01/33.........................1,142,263
       982,237 Pool #742088, 4.500%, 04/01/19.........................  949,023
                                                                     -----------
                                                                     15,642,057
                                                                     -----------
Government National Mortgage Association Pool (2.96%):
Mortgage-Backed Pools:
       144,501 Pool #22536, 7.500%, 01/20/28..........................  149,558
     1,358,961 Pool #23584, 6.000%, 07/20/34..........................1,374,303
        50,262 Pool #451522, 7.500%, 10/15/27.........................   52,433
       110,860 Pool #462556, 6.500%, 02/15/28.........................  114,040
        15,625 Pool #466138, 7.500%, 12/15/28.........................   16,280
        67,114 Pool #469699, 7.000%, 11/15/28.........................   69,317
        87,565 Pool #486760, 6.500%, 12/15/28.........................   90,077
        64,029 Pool #780453, 7.500%, 12/15/25.........................   66,752
        99,285 Pool #780584, 7.000%, 06/15/27.........................  102,617
       114,183 Pool #780717, 7.000%, 02/15/28.........................  118,050
        71,802 Pool #780936, 7.500%, 12/15/28.........................   74,877
       150,015 Pool #780990, 7.500%, 12/15/28.........................  156,427
                                                                     -----------
                                                                      2,384,731
                                                                     -----------
Asset Backed Securities (11.76%):
       491,696 Amresco 1997-2 M1F
               7.430%, 06/25/27.......................................  489,989
     1,100,000 Chase Mortgage 2003-4 1A5
               5.416%, 05/25/33.......................................1,092,201
       965,706 Chase Mortgage 2003-6 1A3
               3.340%, 05/25/26.......................................  948,327
     1,099,564 CIT Group 2002-1 AF5
               6.710%, 02/25/33.......................................1,106,218

Asset Backed Securities (continued):
       572,531 CountryWide 2004-9 AF3
               3.854%, 10/25/30.......................................  568,826
        77,556 ContiMortgage 1999-1 A7
               6.470%, 12/25/13.......................................   77,435
       805,000 CountryWide ABS
               4.575%, 05/25/35.......................................  797,779
       668,445 Equity One
               6.039%, 11/25/23.......................................  666,558
       335,198 Equity One 2000-1 A5
               8.015%, 02/25/32.......................................  334,035
        56,529 FHLMC Ps Thru T-5 A6
               7.120%, 06/25/28.......................................   56,326
       697,865 GreenTree 1996-3 A6
               7.850%, 05/15/27.......................................  732,472
       382,602 Indymac 1998-2 A2
               6.170%, 12/25/11.......................................  370,952
        10,712 ML Mortgage 2002-AFC1 AF3
               6.550%, 09/25/32.......................................   10,675
     1,100,000 POPLR 2005-B AF3
               4.610%, 08/25/35.......................................1,084,067
     1,000,000 RAMP 2004-RS12 AI3
               3.981%, 04/25/29.......................................  990,236
       149,385 S Pacific 1998-1 A6
               7.080%, 03/25/28.......................................  148,850
                                                                     -----------
                                                                      9,474,976
                                                                     -----------
               Total Mortgage Related Securities                     43,576,315
                                                                     -----------

TAXABLE MUNICIPAL BONDS (1.42%):
       125,000 Fulton MO Sink 7/08
               7.600%, 07/01/11.......................................  128,524
       815,000 Oregon State G.O.
               3.742%, 06/01/08.......................................  797,559
       220,000 PA Higher Education Housing
               4.700%, 07/01/09.......................................  214,709
                                                                     -----------
               Total U.S. Taxable Municipal Bonds.....................1,140,792
                                                                     -----------
CORPORATE BONDS (30.68%):
Automotive Finance (0.46%)
       365,000 Daimler Chrysler NA
               6.500%, 11/15/13.......................................  374,296
                                                                     -----------

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value                       Description                             Value
---------                       -----------                             -----

Banking & Financial (1.36%):
       650,000 Bank of America Corporation
               7.400%, 01/15/11.......................................$ 703,479
       410,000 U.S. Bank NA
               4.800%, 04/15/15.......................................  394,630
                                                                     -----------
                                                                      1,098,109
                                                                     -----------
Beverages (0.69%):
       535,000 Anheuser-Busch Company
               5.950%, 01/15/33.......................................  555,287
                                                                     -----------

Broker - Dealer (2.34%):
       490,000 JP Morgan Chase & Company
               3.500%, 03/15/09.......................................  471,748
       240,000 JP Morgan Chase & Company
               4.500%, 01/15/12.......................................  231,611
       470,000 Lehman Bros Holdings
               6.625%, 01/18/12.......................................  498,435
       705,000 Morgan Stanley
               3.875%, 01/15/09.......................................  686,099
                                                                     -----------
                                                                      1,887,893
                                                                     -----------

Building Products (0.67%):
       520,000 Lafarge SA
               6.500%, 07/15/16.......................................  537,295
                                                                     -----------
Conglomerates (1.37%):
       680,000 GE Capital Corporation MTN
               6.125%, 02/22/11.......................................  705,514
       350,000 GE Capital Corporation MTN
               6.750%, 03/15/32.......................................  400,064
                                                                     -----------
                                                                      1,105,578
                                                                     -----------
Consumer Goods & Services (0.58%):
       490,000 Fortune Brands, Inc.
               5.375%, 01/15/16.......................................  467,393
                                                                     -----------
Data Processing (0.50%):
       420,000 First Data Corporation
               4.700%, 08/01/13.......................................  403,020
                                                                     -----------
Aerospace - Defense (0.77%):
       530,000 Northrop Grumman
               7.750%, 03/01/16.......................................  617,533
                                                                     -----------
Electrical (0.59%):
       490,000 PG&E
               4.800%, 03/01/14.......................................  471,554
                                                                     -----------
Electric Utility (1.34%):
       490,000 Appalachian Power Company
               5.000%, 06/01/17.......................................  459,010
       630,000 Duke Energy Corporation
               3.750%, 03/05/08.......................................  617,055
                                                                     -----------
                                                                      1,076,065
                                                                     -----------
Financial Services (2.92%):
       505,000 CIT Group, Inc.
               4.750%, 12/15/10.......................................  493,753
       650,000 Citigroup, Inc.
               5.125%, 05/05/14.......................................  641,738
       460,000 CountryWide Home Loan
               3.250%, 05/21/08.......................................  445,733
       800,000 Household Finance
               4.750%, 07/15/13.......................................  772,682
                                                                     -----------
                                                                      2,353,906
                                                                     -----------
Food Products (1.03%):
       810,000 Kroger Coompany
               7.450%, 03/01/08.......................................  831,518
                                                                     -----------
Home Building & Services (0.84%):
       715,000 DR Horton, Inc.
               5.625%, 09/15/14.......................................  674,107
                                                                     -----------
Industial Goods & Services (0.53%):
       410,000 Tyco International Group
               6.375%, 10/15/11.......................................  429,799
                                                                     -----------

VINTAGE MUTUAL FUNDS, INC.
Bond Fund (continued)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value                     Description                         Value
---------                     -----------                         -----

Insurance (1.10%):
       450,000 Allstate Corporation
               5.000%, 08/15/14.......................................$ 437,477
       440,000 Genworth Financial
               5.750%, 06/15/14.......................................  448,678
                                                                     -----------
                                                                        886,155
                                                                     -----------
Medical Hospital Mgmt (0.60%):
       490,000 Wellpoint, Inc.
               5.250%, 01/15/16.......................................  480,101
                                                                     -----------
Media (1.50%):
       120,000 AOL Time Warner
               7.625%, 04/15/31.......................................  132,560
       255,000 AOL Time Warner
               6.875%, 05/01/12.......................................  269,634
       710,000 Comcast (AT&T Broad)
               8.375%, 03/15/13.......................................  809,887
                                                                     -----------
                                                                      1,212,081
                                                                     -----------
Mining (0.60%):
       490,000 BHP Finance USA
               5.250%, 12/15/15.......................................  483,622
                                                                     -----------
Networking Products (0.61%):
       490,000 Cisco Systems, Inc.
               5.500%, 02/22/16.......................................  493,897
                                                                     -----------
Oil & Gas (1.82%):
       380,000 Conoco, Inc.
               6.950%, 04/15/29.......................................  438,240
       600,000 Enterprise Products
               5.000%, 03/01/15.......................................  562,682
       435,000 Valero Energy
               6.875%, 04/15/12.......................................  463,105
                                                                     -----------
                                                                      1,464,027
                                                                     -----------
Pipelines (0.81%):
       630,000 Kinder Morgan Energy
               6.750%, 03/15/11.......................................  656,389
                                                                     -----------
Railroads (0.38%):
       280,000 Union Pacific Corporation
               6.625%, 02/01/29.......................................  305,970
                                                                     -----------

REIT (1.38%):
       430,000 Realty Income Corporation
               5.500%, 11/15/15.......................................  422,726
       630,000 Simon Property Group REIT
               7.750%, 01/20/11.......................................  685,364
                                                                     -----------
                                                                      1,108,090
                                                                     -----------
Retail General Merchandise (1.22%):
       425,000 May Department Stores
               5.750%, 07/15/14.......................................  418,276
       460,000 Wal-Mart Stores
               7.550%, 02/15/30.......................................  565,035
                                                                     -----------
                                                                        983,311
                                                                     -----------
Telecommunications (4.67%):
       605,000 America Movil SA
               5.500%, 03/01/14.......................................  588,737
       365,000 AT&T, Inc.
               5.875%, 08/15/12.......................................  370,494
       310,000 AT&T Wireless
               7.875%, 03/01/11.......................................  339,479
       425,000 France Telecom
               8.500%, 03/01/11.......................................  465,620
       845,000 GTE Corporation (Verizon)
               7.510%, 04/01/09.......................................  886,706
       295,000 Sprint Corporation
               8.375%, 03/15/12.......................................  330,631
       705,000 Telus Corporation
               8.000%, 06/01/11.......................................  777,124
                                                                     -----------
                                                                      3,758,790
                                                                     -----------
               Total Corporate Bonds.................................24,715,786
                                                                     -----------
PREFERRED STOCK (0.32%):
        10,000 Realty Income Sr PFD
               8.25% , 11/15/08.......................................  260,400
                                                                     -----------

MUTUAL FUNDS (1.03%):
       826,203 Liquid Assets Fund I Shares............................  826,203
               4.639%                                                -----------


               Total Investment in Securities
               (99.68%) (Cost $80,992,694)                          $80,301,846
               Other Assets and Liabilities (0.32%)                     256,243
                                                                    -----------
               NET ASSETS (100.00%)                                 $80,558,089
                                                                    ===========

PERFORMANCE REPORT

Vintage Municipal Bond Fund

The Federal Reserve paused in the third calendar quarter, leaving overnight rates unchanged and sending longer interest rates tumbling as the market began to anticipate a Fed easing in the first quarter of 2007. While economic growth has clearly declined, inflation pressures have not yet receded and the Fed remains vigilant in its pursuit of containment. The ten-year U.S. Treasury rate fell 0.51 percent and finished the quarter at 4.63 percent. Municipal bonds followed suit with the ten year falling 0.47 percent to finish at 3.77 percent. Performance of the Fund benefited from the addition of callable bonds and some healthcare exposure. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. Investment strategy is focused on increasing exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest rate risk modestly lower than the index.

The Fund has continued to make strides toward increasing income and improving relative performance over the last quarter. Increasing callable bond exposure as well as the addition of some higher yielding exposures such as healthcare pushed overall portfolio yield higher and resulted in improving performance relative to peers. Investment strategy continues to increase exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest rate risk modestly lower than the index.

VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value                       Description                             Value
---------                       -----------                             -----

MUNICIPAL BONDS (89.77%):
Alabama (1.47%):
       290,000 Montgomery, AL G.O.
               5.000% , 01/01/23.....................................$  308,079
                                                                     -----------
Arkansas (2.34%):
       465,000 Arkansas State G.O.
               5.500% , 08/01/09......................................  489,901
                                                                     -----------
California (6.67%):
       290,000 California  State
               5.000% , 12/01/17......................................  310,404
       500,000 California  State
               5.250% , 03/01/11......................................  533,585
       500,000 California State Revenue
               5.250% , 07/01/13......................................  548,115
                                                                     -----------
                                                                      1,392,104
                                                                     -----------
Colorado (2.21%):
       150,000 Denver Department Parks, CO
               4.000% , 09/01/07......................................  149,898
       290,000 Evergreen, CO G.O.
               5.000%, 12/01/19.......................................  312,321
                                                                     -----------
                                                                        462,219
                                                                     -----------
Florida (5.06%):
       200,000 Bay County, FL
               5.000% , 09/01/18......................................  216,798
       300,000 Collier County Revenue, FL
               5.000% , 06/01/21......................................  321,105
       475,000 Florida State Board of Education
               5.000% , 06/01/15......................................  518,482
                                                                     -----------
                                                                      1,056,385
                                                                     -----------
Illinois (9.90%):
       240,000 DuPage County, IL
               5.000% , 11/01/16......................................  258,050
       300,000 Illinois State, G.O.
               5.250% , 10/01/19......................................  322,827
       300,000 Kendall County, IL G.O.
               5.250% , 01/01/23......................................  327,297
       300,000 De Kalb County, IL G.O.
               5.000% , 12/01/20......................................  322,113
       435,000 Will County IL School District
               6.500% , 11/01/10......................................  482,898
       320,000 Will County IL School District
               6.500% , 11/01/17......................................  353,827
                                                                     -----------
                                                                      1,230,287
                                                                     -----------
Indiana (3.39%):
       450,000 Allen County  IN
               5.750% , 10/01/11......................................  494,528
       200,000 Evansville IN
               5.000% , 12/01/23......................................  214,738
                                                                     -----------
                                                                        709,266
                                                                     -----------
Massachusetts (2.40%):
       465,000 MA State Special Revenue
               5.000% , 06/01/14......................................  501,907
                                                                     -----------
Michigan (5.07%):
     1,000,000 WSU MI Revenue
               5.375% , 11/15/13......................................1,058,830
                                                                     -----------
Nevada (1.49%):
       290,000 Nevada State G.O.
               5.000% , 02/01/18......................................  311,631
                                                                     -----------
New York (4.79%):
       440,000 New York, NY
               5.000% , 08/01/12......................................  469,009
       245,000 New York, NY - SER G
               5.000% , 12/01/17......................................  262,275
       250,000 New York, NY Transitional
               5.000% , 11/01/19......................................  269,180
                                                                     -----------
                                                                      1,000,464
                                                                     -----------
Ohio (2.06%):
       100,000 Ohio Higher Education
               5.000%, 10/01/11.......................................  105,121
       300,000 Ohio State University
               5.250%, 06/01/19.......................................  325,041
                                                                     -----------
                                                                        430,162
                                                                     -----------

VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund (continuted)

                  Schedule of Portfolio Investments (Unaudited)
                               September 30, 2006

Par Value                     Description                              Value
---------                     -----------                              -----

Pennsylvania (3.19%):
       290,000 Neshaminy, PA G.O.
               5.000% , 05/01/18.....................................$  315,717
 CIT Group, IncPhiladelphia, PA IDR
               Var Due, 03/01/27......................................  350,000
                                                                     -----------
                                                                        665,717
                                                                     -----------
Tennessee (7.83%):
     1,000,000 Johnson City TN Revnue
               5.500% , 07/01/12......................................1,093,570
       500,000 Memphis TN
               5.000% , 11/01/14......................................  540,455
                                                                     -----------
                                                                      1,634,025
                                                                     -----------
Texas (17.62%):
       290,000 CIT Group, Inc.
               0.000% Due , 08/15/14....................................205,192
       280,000 Denton TX Utility System
               5.000% , 12/01/13......................................  295,842
       300,000 Harris Co., TX G.O.
               5.250% , 10/01/20......................................  325,767
       290,000 Plano, TX G.O.
               4.750% , 09/01/19......................................  305,599
       900,000 Sam Rayburn TX Revenue
               6.000% , 09/01/10......................................  966,195
       750,000 Texas State
               5.250% , 08/01/10......................................  795,563
       490,000 Texas State
               5.250% , 10/15/12......................................  531,728
       245,000 Texas State Housing Revenue
               4.300% , 09/01/16......................................  249,694
                                                                     -----------
                                                                      3,675,581
                                                                     -----------
Washington (11.62%):
       340,000 Clark County WA Schedule
               5.250% , 12/01/09......................................  357,282
       125,000 Clark County WA Schedule
               5.250% , 12/01/14......................................  130,361
       465,000 Grays Harbor County Utility
               5.500% D, 01/01/14.....................................  498,029
       500,000 King County WA
               5.000% , 01/01/11......................................  528,175

Washington (continued):
       200,000 King County WA
               4.000% , 12/01/12.....................................   202,636
       200,000 Seattle, WA G.O.
               Citigroup, Inc........................................   213,528
       465,000 WA State Service R03A
               5.000% , 01/01/15......................................  493,835
                                                                     -----------
                                                                      1,513,847
                                                                     -----------
Wisconsin (2.61%):
       200,000 Monona, WI Sewer Revenue
               4.500% , 05/01/11......................................  202,760
       200,000 Kronewetter, WI
               4.750% , 03/01/11...................................... .202,640
       135,000 Wisconsin State
               5.000% , 04/01/09......................................  139,130
                                                                     -----------
                                                                        544,530
                                                                     -----------
    17,610,000 Total Municipal Bonds.................................18,731,659
                                                                     -----------
Alternative Minimum Tax Paper (9.78%):
Iowa (4.90%):
     1,000,000 Iowa Student Loan Corporation
               5.100% , 06/01/09......................................1,023,130
Utah (4.88%):
     1,000,000 Utah State Revenue
               5.200% , 05/01/08......................................1,019,290
                                                                     -----------
     2,000,000 Total Alternative Minimum Tax Paper                    2,042,420
                                                                     -----------
Mutual Funds (0.38%):
        78,491 Municipal Assets Fund I Shares.........................   78,491
               4.639%                                                -----------

               Total Investment in Securities
               (99.93%) (Cost $20,559,781)                          $20,852,570
               Other Assets & Liabilities (0.07%)                        13,627
                                                                     -----------
               NET ASSETS (100.00%)                                 $20,866,197
                                                                     ===========

VINTAGE MUTUAL FUNDS, INC.

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                               September 30, 2006

                                   INSTITUTIONAL INSTITUTIONAL  LIQUID      MUNICIPAL
                                   MONEY MARKET   RESERVES      ASSETS        ASSETS
                                      FUND          FUND         FUND          FUND
                                   ------------  -----------  ------------ ------------
ASSETS:
Investments, at value               $9,435,834   $35,394,822  $96,323,693  $15,499,037
Repurchase agreements               53,225,368   51,952,391    39,330,931        -----
                                   ------------  -----------  ------------ ------------
   Total Investments                62,661,202   87,347,213   135,654,624   15,499,037
Cash                                     -----        -----         -----        -----
Interest and dividends receivable       82,167      271,827     1,041,991       91,587
Receivable for capital shares issued     -----        -----         -----        -----
Receivable for investments sold          -----        -----         -----        -----
Dividend reinvestment receivable       262,356        -----        55,077        1,155
Prepaid expenses                         -----        -----         -----        -----
                                   ------------  -----------  ------------ ------------
        Total Assets                63,005,725   87,619,040   136,751,692   15,591,779
                                   ------------  -----------  ------------ ------------
LIABILITIES:
Dividends payable                      262,356      379,129       478,981       34,577
Payable for investments purchased      502,568    1,005,137     2,018,473      125,289
Payable for capital shares redeemed      -----        -----         -----        -----
Accrued expenses and other payables:
   Investment advisory fees              2,583       11,347        37,906        4,690
   Administration fees                   2,583        3,782        22,744        2,814
   Accounting fees                       -----        -----         3,249          402
   Transfer agency fees                  -----        -----         -----        -----
   Distribution fees                     -----        -----        19,120          217
   Servicing fees                        -----        -----        30,512        1,666
   Other                                22,312        6,039        67,169        5,114
                                   ------------  -----------  ------------ ------------
        Total Liabilities              792,402    1,405,434     2,678,154      174,769
                                   ------------  -----------  ------------ ------------
            Net Assets             $62,213,323  $86,213,606  $134,073,538  $15,417,010
                                   ============  ===========  ============ ============

Investments, at Cost               $62,661,202  $87,347,213  $135,654,624  $15,499,037
                                   ============  ===========  ============ ============

VINTAGE MUTUAL FUNDS, INC.

                               September 30, 2006

                                      Limited                     Municipal
                                     Term Bond         Bond          Bond
                                        Fund           Fund          Fund
                                    -------------  ------------- -------------
ASSETS:
Investments, at value                $36,937,222    $80,301,846   $20,852,570
Repurchase agreements                      -----          -----         -----
                                    -------------  ------------- -------------
   Total Investments                  36,937,222     80,301,846    20,852,570
Cash                                       -----          -----         -----
Interest and dividends receivable        320,118        559,871       293,815
Receivable for capital shares issued       -----          -----         -----
Receivable for investments sold            -----          -----         -----
Dividend reinvestment receivable          30,275         58,034         5,327
Prepaid expenses                           -----          -----         -----
                                    -------------  ------------- -------------
        Total Assets                  37,287,615     80,919,751    21,151,712
                                    -------------  ------------- -------------
LIABILITIES:
Dividends payable                        114,464        271,356        58,122
Payable for investments purchased          -----          -----       201,950
Payable for capital shares redeemed       10,081          -----         -----
Accrued expenses and other payables:
   Investment advisory fees               15,562         37,024         8,796
   Administration fees                     4,357         11,456         3,876
   Accounting fees                           934          2,020           528
   Transfer agency fees                    -----          -----         -----
   Distribution fees                       -----          -----         -----
   Servicing fees                          -----          -----         -----
   Other                                  30,958         39,804        12,243
                                    -------------  ------------- -------------
        Total Liabilities                176,356        361,660       285,515
                                    -------------  ------------- -------------
            Net Assets               $37,111,257    $80,558,089   $20,866,197
                                    =============  ============= =============

Investments, at Cost                 $37,272,471    $80,992,695   $20,559,781
                                    =============  ============= =============

VINTAGE MUTUAL FUNDS, INC.

          STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)
                               September 30, 2006

                                            INSTITUTIONAL INSTITUTIONAL   LIQUID      MUNICIPAL
                                            MONEY MARKET   RESERVES       ASSETS       ASSETS
                                                FUND         FUND          FUND         FUND
                                            ------------- ------------  -----------  ------------
NET ASSETS:
Paid-in capital                              $62,213,323   $86,213,606  $134,080,672 $15,417,010
Accumulated undistributed
  (distributions in excess of)
  net investment income                            -----         -----         (109)       -----
Net unrealized gain (losses) on
  investment transactions                          -----         -----        -----        -----
Accumulated undistributed net
  realized gains (losses)
  on investment transactions                       -----         -----       (7,025)       -----
                                            ------------- ------------  -----------  ------------
   Net Assets                                $62,213,323   $86,213,606 $134,073,538  $15,417,010
                                            ============= ============  ===========  ============
Authorized Shares                         $1,250,000,000 1,250,000,000
                                            ============= ============
Capital Shares Outstanding                    62,213,323    86,213,606
                                            ============= ============
Net asset value--offering and
  redemption price per                             $1.00         $1.00
                                            ============= ============

PRICING OF S SHARES
Net assets applicable to S Shares outstanding                           $13,811,458      $812,421
                                                                        ===========  ============
Authorized Shares                                                     1,250,000,000 1,250,000,000
                                                                        ===========  ============
Shares outstanding, $.001 par value                                      13,815,282       812,421
                                                                        ===========  ============
Net asset value--offering and redemption price per share                      $1.00         $1.00
                                                                        ===========  ============

PRICING OF S2 SHARES
Net assets applicable to S2 Shares outstanding                          $27,667,851
                                                                        ===========
Authorized Shares                                                     1,250,000,000
                                                                        ===========
Shares outstanding, $.001 par value                                      27,668,056
                                                                        ===========
Net asset value--offering and redemption price per share                      $1.00
                                                                        ===========

PRICING OF T SHARES
Net assets applicable to T Shares outstanding                           $16,434,611    $3,471,816
                                                                        ===========  ============
Authorized Shares                                                     1,250,000,000 1,250,000,000
                                                                        ===========  ============
Shares outstanding, $.001 par value                                      16,436,119     3,471,816
                                                                        ===========  ============
Net asset value--offering and redemption price per share                      $1.00         $1.00
                                                                        ===========  ============

PRICING OF I SHARES
Net assets applicable to I Shares outstanding                           $76,159,618   $11,132,773
                                                                        ===========  ============
Authorized Shares                                                     1,250,000,000 1,250,000,000
                                                                        ===========  ============
Shares outstanding, $.001 par value                                      76,161,109    11,132,773
                                                                        ===========  ============
Net asset value--offering and redemption price per share                      $1.00         $1.00
                                                                        ===========  ============

VINTAGE MUTUAL FUNDS, INC.

                               September 30, 2006


                                         LIMITED                     MUNICIPAL
                                        TERM BOND        BOND          BOND
                                          FUND           FUND          FUND
                                      -------------- -------------  ------------
NET ASSETS:
Paid-in capital                         $40,632,326   $84,358,590   $20,470,812
Accumulated undistributed
  (distributions in excess of)
  net investment income                     140,238       (33,843)         (663)
Net unrealized gain (losses)
  on investment transactions               (335,250)     (690,849)      292,789
Accumulated undistributed net
  realized gains (losses)
  on investment transactions             (3,326,056)   (3,075,808)      103,260
                                      -------------- -------------  ------------
   Net Assets                           $37,111,257   $80,558,089   $20,866,197
                                      ============== =============  ============
Authorized Shares                       800,000,000   809,987,393   800,000,000
                                      ============== =============  ============
Capital Shares Outstanding                3,919,182     8,332,362     2,042,036
                                      ============== =============  ============
Net asset value--offering and
  redemption price per share                  $9.47         $9.67        $10.22
                                      ============== =============  ============

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF OPERATIONS (UNAUDITED)
                  For the Six Months Ended September 30, 2006

                                                        Institutional Institutional    Liquid    Municipal
                                                        Money Market    Reserves       Assets      Assets
                                                            Fund          Fund          Fund        Fund
                                                        ------------- -------------  ----------- -----------
INVESTMENT INCOME:
Interest income                                           $1,971,213    $1,702,427   $3,416,073    $300,677
Dividend income                                                -----         -----        -----       -----
                                                        ------------- -------------  ----------- -----------
Total Income                                               1,971,213     1,702,427    3,416,073     300,677
                                                        ------------- -------------  ----------- -----------

EXPENSES: (NOTE 4)
Investment advisory fees                                     134,647       116,022      231,170      30,002
Administration fees                                           80,788        69,613      138,702      18,001
Distribution and shareholder service fees S Shares             -----         -----       44,976       3,508
Distribution and shareholder service fees S2 Shares            -----         -----      108,826       -----
Distribution and shareholder service fees T Shares             -----         -----       37,902       4,311
Shareholder service fees                                       -----         -----        -----       -----
Custody fees                                                  26,295        15,534       41,599       4,441
Accounting fees                                               11,541         9,945       19,815       2,572
Legal fees                                                     5,447         2,673        6,282         674
Audit fees                                                    10,231         5,854       13,496       8,330
Directors' fees                                               12,982         7,518       16,924       2,182
Transfer agent fees                                            -----         3,902       62,343      12,554
Registration and filing fees                                   -----         -----        8,839         718
Printing fees                                                  1,636           684        2,212         268
Other                                                          1,116         1,342        2,199         835
                                                        ------------- -------------  ----------- -----------
Total Expenses                                               284,683       233,087      735,285      88,396
Less:  Expenses voluntarily reduced/waived                  (212,532)     (129,281)     (42,923)     (2,426)
                                                        ------------- -------------  ----------- -----------
Net Expenses                                                  72,151       103,806      692,362      85,970
                                                        ------------- -------------  ----------- -----------
Net Investment Income                                      1,899,062     1,598,621    2,723,711     214,707
                                                        ------------- -------------  ----------- -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment transactions       -----         -----        -----       -----
Net change in unrealized appreciation (depreciation)
from investments                                               -----         -----        -----       -----
                                                        ------------- -------------  ----------- -----------
Net realized and unrealized gains (losses)
  from investments                                             -----         -----        -----       -----
                                                        ------------- -------------  ----------- -----------
Change in net assets resulting from operations            $1,899,062    $1,598,621   $2,723,711    $214,707
                                                        ============= =============  =========== ===========

VINTAGE MUTUAL FUNDS, INC.

                STATEMENTS OF OPERATIONS (UNAUDITED) (CONTINUED)
                               September 30, 2006


                                                     Limited                    Municipal
                                                    Term Bond       Bond          Bond
                                                       Fund         Fund          Fund
                                                    -----------  ------------  ------------
INVESTMENT INCOME:
Interest income                                       $895,048    $2,208,267      $485,518
Dividend income                                          -----        10,312         -----
                                                    -----------  ------------  ------------
Total Income                                           895,048     2,218,579       485,518
                                                    -----------  ------------  ------------

EXPENSES: (NOTE 4)
Investment advisory fees                               101,112       238,594        58,653
Administration fees                                     52,578       112,688        30,472
Distribution and shareholder service fees S Shares       -----         -----         -----
Distribution and shareholder service fees S2 Shares      -----         -----         -----
Distribution and shareholder service fees T Shares       -----         -----         -----
Shareholder service fees                                50,556       108,452        29,326
Custody fees                                             5,415        10,633         3,466
Accounting fees                                          6,067        13,014         3,519
Legal fees                                               2,300         4,469         1,193
Audit fees                                               8,435        12,277         9,876
Directors' fees                                          7,095        13,467         3,909
Transfer agent fees                                     30,367        49,832         8,860
Registration and filing fees                             1,039         2,810           699
Printing fees                                              895         1,657           448
Other                                                    9,328        17,094         7,199
                                                    -----------  ------------  ------------
Total Expenses                                         275,187       584,987       157,621
Less:  Expenses voluntarily reduced/waived            (117,018)     (236,216)      (68,223)
                                                    -----------  ------------  ------------
Net Expenses                                           158,169       348,771        89,398
                                                    -----------  ------------  ------------
Net Investment Income                                  736,879     1,869,808       396,120
                                                    -----------  ------------  ------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from
  investment transactions                             (121,104)     (534,548)       (5,228)
Net change in unrealized appreciation (depreciation)
  from investments                                     350,030     1,409,195       215,552
                                                    -----------  ------------  ------------
Net realized and unrealized gains (losses)
  from investments                                     228,925       874,647       210,324
                                                    -----------  ------------  ------------
Change in net assets resulting from operations        $965,805    $2,744,455      $606,444
                                                    ===========  ============  ============

VINTAGE MUTUAL FUNDS, INC.

                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                              INSTITUTIONAL                 INSTITUTIONAL
                                               MONEY MARKET                 RESERVES FUND
                                        ---------------------------- ----------------------------
                                          SIX MONTHS         YEAR      SIX MONTHS        YEAR
                                            ENDED           ENDED        ENDED          ENDED
                                         SEPTEMBER 30,     MARCH 31,  SEPTEMBER 30,    MARCH 31,
                                              2006           2006         2006           2006
                                        --------------- ------------ -------------- -------------
OPERATIONS:
Net investment income                      $ 1,899,062  $ 1,073,750    $ 1,598,621   $ 1,972,686
Net realized gains (losses)
from investment transactions                    ------       ------         ------        ------
Net change in unrealized appreciation
(depreciation) from investments                 ------       ------         ------        ------
Change in net assets resulting from     --------------- ------------ -------------- -------------
operations                                   1,899,062    1,073,750      1,598,621     1,972,686
                                        --------------- ------------ -------------- -------------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                              (1,899,062)  (1,073,750)    (1,598,621)   (1,972,686)
S Shares                                        ------       ------         ------        ------
S2 Shares                                       ------       ------         ------        ------
T Shares                                        ------       ------         ------        ------
I Shares                                        ------       ------         ------        ------
From net realized gains:
Capital Shares                                  ------       ------         ------        ------
S Shares                                        ------       ------         ------        ------
T Shares                                        ------       ------         ------        ------
Return of capital                               ------       ------         ------        ------
Change in net assets from                --------------- ------------ -------------- -------------
shareholder distributions                 $ (1,899,062) $(1,073,750)  $ (1,598,621) $ (1,972,686)
                                        --------------- ------------ -------------- -------------

VINTAGE MUTUAL FUNDS, INC.

           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)



                                          LIQUID ASSETS FUND    MUNICIPAL ASSETS FUND
                                        ----------------------- ------------------------
                                        Six Months      Year     Six Months     Year
                                           Ended        Ended       Ended       Ended
                                       September 30,  March 31,  September 30, March 31,
                                            2006        2006        2006         2006
                                        ------------ ---------- ------------ -----------
OPERATIONS:
Net investment income                   $ 2,723,711   $3,218,107   $ 214,707  $ 398,915
Net realized gains (losses)
from investment transactions                 ------       ------      ------     ------
Net change in unrealized appreciation
(depreciation) from investments              ------       ------      ------     ------
Change in net assets resulting from     ------------   ---------- ------------ ----------
operations                                2,723,711    3,218,107     214,707    398,915
                                        ------------   ---------- ------------ ----------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                               ------       ------      ------     ------
S Shares                                   (221,033)    (355,197)    (15,073)   (44,087)
S2 Shares                                  (846,833)  (1,375,224)     ------     ------
T Shares                                   (632,502)    (872,120)    (41,713)   (61,414)
I Shares                                 (1,019,201)    (615,566)   (157,921)  (293,414)
From net realized gains:
Capital Shares                               ------       ------      ------     ------
S Shares                                     ------       ------      ------     ------
T Shares                                     ------       ------      ------     ------
Return of capital                            ------       ------      ------     ------
Change in net assets from               ------------ ----------- ------------ ----------
shareholder distributions               $(2,719,569) $(3,218,107) $ (214,707) $(398,915)
                                        ------------ ----------- ------------ ----------

VINTAGE MUTUAL FUNDS, INC.

           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)


                                        LIMITED TERM BOND FUND          BOND FUND          MUNICIPAL BOND FUND
                                     -------------------------- ------------------------ -------------------------
                                       SIX MONTHS       YEAR      SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                         ENDED         ENDED        ENDED        ENDED       ENDED        ENDED
                                      SEPTEMBER 30,   MARCH 31,  SEPTEMBER 30,  MARCH 31, SEPTEMBER 30   MARCH 31,
                                          2006         2006         2006          2006        2006         2006
                                     -------------- ----------- -------------- ---------- ------------- -----------
OPERATIONS:
Net investment income                    $ 736,879    $ 1,584,033 $ 1,869,808 $ 4,137,405  $   396,121  $ 1,051,630
Net realized gains (losses)
from investment transactions              (121,104)      (808,802)  (534,548)    (276,031)      (5,228)     345,195
Net change in unrealized appreciation
(depreciation) from investments            350,030        424,621  1,409,195   (1,933,025)     215,552     (867,305)
Change in net assets resulting from  -------------- -------------------------  ---------- ------------- ------------
operations                                 965,805      1,199,852  2,744,455    1,928,349      606,445      529,520
                                     -------------- -------------------------  ---------- ------------- ------------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                            (736,889)    (1,486,952)(1,914,392)  (4,412,560)    (396,111)  (1,052,079)
S Shares                                    ------         ------     ------       ------       ------       ------
S2 Shares                                   ------         ------     ------       ------       ------       ------
T Shares                                    ------         ------     ------       ------       ------       ------
I Shares                                    ------         ------     ------       ------       ------       ------
From net realized gains:
Capital Shares                              ------         ------     ------       ------       ------     (551,669)
S Shares                                    ------         ------     ------       ------       ------       ------
T Shares                                    ------         ------     ------       ------       ------       ------
Return of capital                           ------         ------     ------       ------       ------       ------
Change in net assets from            -------------- -------------- ----------- ---------- ------------ -------------
shareholder distributions               $ (736,889)  $ (1,486,952)$(1,914,392 $(4,412,560) $ (396,111) $ (1,603,748)
                                     -------------- -------------- ----------- ---------- ------------ -------------

VINTAGE MUTUAL FUNDS, INC.

           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

                                        INSTITUTIONAL MONEY MARKET   INSTITUTIONAL RESERVES FUND
                                        ---------------------------- ----------------------------
                                          SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                            ENDED          ENDED         ENDED         ENDED
                                        SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,    MARCH 31,
                                             2006           2006         2006           2006
                                        --------------- ------------ -------------- -------------
CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                             215,559,352  172,452,017    146,419,826   197,521,583
S Shares                                        ------       ------         ------        ------
S2 Shares                                       ------       ------         ------        ------
T Shares                                        ------       ------         ------        ------
I Shares                                        ------       ------         ------        ------
REINVESTMENTS:
Capital Shares                               1,899,062    1,084,739         ------        ------
S Shares                                        ------       ------         ------        ------
S2 Shares                                       ------       ------         ------        ------
T Shares                                        ------       ------         ------        ------
I Shares                                        ------       ------         ------        ------
REDEMPTIONS:
Capital Shares                            (218,731,450)(120,162,877)  (106,361,186) (195,039,629)
S Shares                                        ------       ------         ------        ------
S2 Shares                                       ------       ------         ------        ------
T Shares                                        ------       ------         ------        ------
I Shares                                        ------       ------         ------        ------
                                         --------------- ------------ -------------- -------------
Change in net assets from capital
  transactiones                             (1,273,036)  53,373,879     40,058,640     2,481,954
                                        --------------- ------------ -------------- -------------

Change in net assets                        (1,273,036)  53,373,879     40,058,640     2,481,954

NET ASSETS:
   Beginning of period                      63,486,359   10,112,480     46,154,966    43,673,012
                                        --------------- ------------ -------------- -------------
   End of period                          $ 62,213,323  $63,486,359   $ 86,213,606  $ 46,154,966
                                        =============== ============ ============== =============

VINTAGE MUTUAL FUNDS, INC.

                               LIQUID ASSETS FUND      MUNICIPAL ASSETS FUND
                            ------------------------ -------------------------
                            Six Months      Year      Six Months       Year
                               Ended        Ended        Ended        Ended
                           September 30,  March 31,   September 30,  March 31,
                                2006        2006         2006          2006
                            ------------  ---------- ------------- -----------
CAPITAL SHARE TRANSACTIONS:
ISSUED:
  Capital Shares                ------        ------        ------       ------
  S Shares                  26,688,974    69,214,128     3,422,646    9,603,471
  S2 Shares                123,373,621   295,821,875        ------       ------
  T Shares                 111,993,586   275,516,554     6,305,399    8,039,451
  I Shares                 116,244,057    59,546,020    24,608,054   43,700,653
REINVESTMENTS:
  Capital Shares                ------        ------        ------       ------
  S Shares                      ------        ------        ------       ------
  S2 Shares                     ------        ------        ------       ------
  T Shares                     160,718       137,553         6,921       11,852
  I Shares                      59,758        13,003        ------       ------
REDEMPTIONS:
  Capital Shares                ------        ------        ------       ------
  S Shares                 (24,461,041)  (71,003,387)   (4,712,280) (10,443,172)
  S2 Shares               (156,219,373) (283,549,395)       ------       ------
  T Shares                (123,257,302) (261,578,141)   (6,116,247)  (8,736,851)
  I Shares                 (72,761,430)  (37,299,624)  (26,401,440) (50,593,904)
                          ------------  ------------   ------------ -----------
Change in net assets from
  capital transactions       1,821,568    46,818,586    (2,886,947)  (8,418,500)
                          ------------  ------------   ------------ -----------

Change in net assets         1,825,710    46,818,586    (2,886,947)  (8,418,500)

NET ASSETS:
   Beginning of period     132,247,828    85,429,242    18,303,957   26,722,457
                          ------------  ------------  ------------  -----------
    End of period         $134,073,538  $132,247,828   $15,417,010  $18,303,957
                          ============  ============  ============  ===========

VINTAGE MUTUAL FUNDS, INC.

           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

                                        LIMITED TERM BOND FUND          BOND FUND          MUNICIPAL BOND FUND
                                     ---------------------------- ----------------------- -------------------------
                                      Six Months        Year       SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                         Ended          Ended        ENDED        ENDED       ENDED        ENDED
                                     September 30,     March 31,  SEPTEMBER 30, MARCH 31,  SEPTEMBER 30,  MARCH 31,
                                         2006           2006         2006         2006         2006          2006
                                     -------------- ------------- ------------- ---------- ------------- ------------
CAPITAL SHARE
TRANSACTIONS:
ISSUED:
  Capital Shares                         1,699,554      6,670,575   3,768,888  12,291,124      358,138    1,724,285
  S Shares                                  ------         ------      ------      ------       ------       ------
  S2 Shares                                 ------         ------      ------      ------       ------       ------
  T Shares                                  ------         ------      ------      ------       ------       ------
  I Shares                                  ------         ------      ------      ------       ------       ------
REINVESTMENTS:
  Capital Shares                           194,106        456,636     430,483   1,210,236       36,352      137,414
  S Shares                                  ------         ------      ------      ------       ------       ------
  S2 Shares                                 ------         ------      ------      ------       ------       ------
  T Shares                                  ------         ------      ------      ------       ------       ------
  I Shares                                  ------         ------      ------      ------       ------       ------
REDEMPTIONS:
  Capital Shares                        (9,885,135)   (19,216,854)(20,593,993)(27,566,466)  (6,025,248) (13,069,959)
  S Shares                                  ------         ------      ------      ------       ------       ------
  S2 Shares                                 ------         ------      ------      ------       ------       ------
  T Shares                                  ------         ------      ------      ------       ------       ------
  I Shares                                  ------         ------      ------      ------       ------       ------
  Change in net assets from
    Capital transacations            -------------- ------------------------- ------------ -------------------------
                                        (7,991,475)   (12,089,643)(16,394,622)(14,065,106)  (5,630,758) (11,208,260)
                                     -------------- ------------------------- ------------ -------------------------
Change in net assets                    (7,762,559)   (12,376,743)(15,564,559)(16,549,317)  (5,420,424) (12,282,488)

NET ASSETS:
   Beginning of period                  44,873,817     57,250,560  96,122,648 112,671,965   26,286,620   38,569,108
                                     -------------- ------------------------- ------------ ----------- --------------
   End of period                      $ 37,111,257   $ 44,873,817 $80,558,089 $96,122,648  $20,866,197  $26,286,620
                                     ============== ========================= ============ =========== ==============

VINTAGE MUTUAL FUNDS, INC.

                      INSTITUTIONAL MONEY MARKET   INSTITUTIONAL RESERVES FUND
                      ---------------------------- ----------------------------
                        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                           ENDED          ENDED         ENDED         ENDED
                       SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,    MARCH 31,
                            2006          2006          2006           2006
                      --------------- ------------ -------------- -------------
SHARE TRANSACTIONS:
ISSUED:
  Capital Shares         215,559,352  172,452,017    146,419,826   197,521,583
  S Shares                    ------       ------         ------        ------
  S2 Shares                   ------       ------         ------        ------
  T Shares                    ------       ------         ------        ------
  I Shares                    ------       ------         ------        ------
REINVESTMENTS:
  Capital Shares           1,899,062    1,084,739         ------        ------
  S Shares                    ------       ------         ------        ------
  S2 Shares                   ------       ------         ------        ------
  T Shares                    ------       ------         ------        ------
  I Shares                    ------       ------         ------        ------
REDEMPTIONS:
  Capital Shares        (218,731,450)(120,162,877)  (106,361,186) (195,039,629)
  S Shares                    ------       ------         ------        ------
  S2 Shares                   ------       ------         ------        ------
  T Shares                    ------       ------         ------        ------
  I Shares                    ------       ------         ------        ------
                      --------------- ------------ -------------- -------------
Change in shares          (1,273,036)  53,373,879     40,058,640     2,481,954
                      =============== ============ ============== =============

VINTAGE MUTUAL FUNDS, INC.

                              LIQUID ASSETS FUND      MUNICIPAL ASSETS FUND
                            ----------------------- -------------------------
                            Six Months      Year      Six Months      Year
                               Ended        Ended         Ended       Ended
                            September 30,  March 31,  September 30, March 31,
                                2006         2006        2006         2006
                            ------------- ---------- -------------  ----------
SHARE TRANSACTIONS:
ISSUED:
  Capital Shares                 ------      ------        ------      ------
  S Shares                   26,688,974   69,214,128    3,422,646   9,603,471
  S2 Shares                 123,373,621  295,821,875       ------      ------
  T Shares                  111,993,586  275,516,554    6,305,399   8,039,451
  I Shares                  116,244,057   59,546,020   24,608,054  43,700,653
REINVESTMENTS:
  Capital Shares                 ------       ------       ------      ------
  S Shares                       ------       ------       ------      ------
  S2 Shares                      ------       ------        -----      ------
  T Shares                      160,718      137,553        6,921      11,852
  I Shares                       59,758       13,003       ------      ------
REDEMPTIONS:
  Capital Shares                 ------       ------       ------      ------
  S Shares                  (24,461,041) (71,003,387)  (4,712,280)(10,443,172)
  S2 Shares                (156,219,373)(283,549,395)      ------      ------
  T Shares                 (123,257,302)(261,578,141)  (6,116,247) (8,736,851)
  I Shares                  (72,761,430) (37,299,624) (26,401,440)(50,593,904)
                            ------------ ------------ ------------ -----------
Change in shares              1,821,568   46,818,586   (2,886,947) (8,418,500)
                            ============ ============ ============ ===========

VINTAGE MUTUAL FUNDS, INC.

           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

                             LIMITED TERM BOND FUND          BOND FUND            MUNICIPAL BOND FUND
                          --------------------------- ------------------------ ------------------------
                            Six Months        Year      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                               Ended          Ended       ENDED        ENDED       ENDED        ENDED
                           September 30,    March 31,  SEPTEMBER 30, MARCH 31,  SEPTEMBER 30,  MARCH 31,
                              2006            2006        2006         2006        2006          2006
                          --------------  ------------ ------------- ---------- ------------- ---------
SHARE TRANSACTIONS:
ISSUED:
  Capital Shares              180,491        703,873     395,239     1,255,250       35,425      166,389
  S Shares                     ------         ------      ------        ------       ------       ------
  S2 Shares                    ------         ------      ------        ------       ------       ------
  T Shares                     ------         ------      ------        ------       ------       ------
  I Shares                     ------         ------      ------        ------       ------       ------
REINVESTMENTS:
  Capital Shares               20,616         48,273      45,210       123,586        3,594       13,273
  S Shares                     ------         ------      ------        ------       ------       ------
  S2 Shares                    ------         ------      ------        ------       ------       ------
  T Shares                     ------         ------      ------        ------       ------       ------
  I Shares                     ------         ------      ------        ------       ------       ------
REDEMPTIONS:
  Capital Shares           (1,049,869)    (2,030,038) (2,162,173)   (2,816,589)    (594,748)  (1,260,290)
  S Shares                     ------         ------      ------        ------       ------       ------
  S2 Shares                    ------         ------      ------        ------       ------       ------
  T Shares                     ------         ------      ------        ------       ------       ------
  I Shares                     ------         ------      ------        ------       ------       ------
                         ------------- -------------- -----------   ----------- ------------ ------------
Change in shares             (848,762)    (1,277,892) (1,721,725)   (1,437,753)    (555,729)  (1,080,628)
                         ============= ============== ===========   -========== ============ ============

VINTAGE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006

1. Organization:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Funds"), in February 1998. The Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in seven portfolios. The Funds currently consist of the following diversified portfolios (individually, a "Fund"): Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, Municipal Assets Fund, Vintage Limited Term Bond Fund ("Limited Term Bond Fund"), Vintage Bond Fund ("Bond Fund"), and Vintage Municipal Bond Fund ("Municipal Bond Fund").

Liquid Assets Fund and Municipal Assets Fund offer four and three classes of shares, respectively. S and S2 Shares are offered to customers of banks. S and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from BISYS Fund Services Limited Partnership (the "Distributor").

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Vintage Board of Directors approved the termination and liquidation of the Government Assets Fund effective June 29, 2006. All shareholders in Government Assets Fund on that date had the proceeds of the automatic liquidation invested in the Liquid Assets Fund, and they became shareholders of Liquid Assets Fund with the exact same account balance as they had in Government Assets Fund. This action was taken to improve the operating efficiency of the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation

Investments of the Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund (the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Investments of the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund (collectively the "Variable Net Asset Funds") for which the primary market is a national securities exchange are valued at the last reported sale price or official closing price, on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation.

VINTAGE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006

Substantially all fixed-income securities are valued each business day as of the close of regular trading by one or more independent pricing services (the "Pricing Services") approved by the Fund's Board of Directors (the "Board"). When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that the Pricing Services believe those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Board. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, WB Capital Management Inc. ("WB Capital"), deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

Loan Certificates

The Liquid Assets Fund invests in Farmers Home Administration Guaranteed Loan Certificates ("FmHA") which represent interests in the guaranteed portion of FmHA loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days written notice. The FmHAs are diversified through limitations on certificates sold by any one individual bank.

VINTAGE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2006

Securities Purchased on a When-Issued or Delayed-Delivery Basis

Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Bank Line of Credit

The Funds have a $5,000,000 bank line of credit agreement with the Bank of New York. The Funds utilize short-term borrowings when redemptions exceed expectations or a trade settlement is delayed. Aside from short-term borrowings, the Funds did not borrow from the line during the period ended September 30, 2006.

Expenses

Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund's relative net assets or on another reasonable basis.

Taxes

Each Fund's policy is to comply with the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2006 are as follows:

                                    Proceeds      Purchases from
                                                       Sales

Limited Term Bond Fund             4,673,841        12,308,890
Bond Fund                          4,731,891        21,187,531
Municipal Bond Fund                6,490,422        11,985,393

4. Related Party Transactions:

Under the terms of its Investment Advisory Agreement, WB Capital is entitled to receive fees computed daily on a percentage of the average daily net assets of each Fund as follows:

                Institutional Money Market Fund  0.35%
                Institutional Reserves Fund      0.35%
                Liquid Assets Fund               0.35%
                Municipal Assets Fund            0.35%
                Limited Term Bond Fund           0.50%
                Bond Fund                        0.55%
                Municipal Bond Fund              0.50%

WB Capital voluntarily limited advisory fees for the Institutional Money Market Fund to a range from 0.00 to 0.08 percent, and the Institutional Reserves Fund to 0.15 percent.

The Funds have entered into a management and administration agreement with WB Capital pursuant to which the Funds pay administrative fees at an annual rate of
0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Net Asset Funds. WB Capital voluntarily limited administrative fees for the Institutional Money Market Fund to a range from 0.00 to 0.07 percent, Institutional Reserves Fund to
0.05 percent, Limited Term Bond Fund to 0.14 percent, Bond Fund to 0.17 percent, and Municipal Bond Fund to 0.22 percent.

WB Capital also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. WB Capital voluntarily waived all fund accounting fees for the Institutional Money Market Fund and Institutional Reserves Fund, during the period ended September 30, 2006. The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization") which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. At September 30, 2006, the Funds are required to pay servicing fees as follows: 0.25 percent on S Shares of the Liquid Assets and Municipal Assets Funds, 0.25 percent on S2 Shares of the Liquid Assets Fund, and
0.25 percent on T Shares of the Liquid Assets and Municipal Assets Funds, which has been reduced to 0.15 percent due to WB Capital supplementing 0.10 percent. WB Capital has the ability to supplement Administrative Service fees up to 0.25 percent on the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund.

BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by Customers of the Participating

Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund, and 0.25 percent on S2 Shares of the Liquid Assets Fund, S Shares of Municipal Assets Fund, T Shares of the Liquid Assets and Municipal Assets Funds, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. As of September 30, 2006, such fees were limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and no fees for all other classes and Funds including T and I Shares for Liquid Assets Fund and Municipal Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. However, WB Capital as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. During the period ended September 30, 2006, WB Capital limited distribution fees on S Shares of Liquid Assets Fund and Municipal Assets fund, and S2 Shares of Liquid Assets Fund and supplemented the portion of fees waived at the Fund level to the Participating Organization.

WB Capital also serves as the Fund's transfer agent to certain classes of the Institutional Money Market Fund, Institutional Reserves Fund, S, S2, and I Share classes of Liquid Assets Fund and S and I Share classes of Municipal Assets Fund. WB Capital is paid a fee for Transfer Agency Services based on the number of shareholder accounts serviced or a minimum fee amount. During the period ended September 30, 2006, WB Capital received $18,000 in transfer agent service fees. BISYS Fund Services serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services.

5. Federal Income Taxes:

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of September 30, 2006 for tax purposes follow:

                                      AGGREGATE            AGGREGATE                NET               COST OF
                                   UNREALIZED GAIN     UNREALIZED (LOSS)   UNREALIZED GAIN (LOSS)   INVESTMENTS
                                  ------------------- ------------------- ------------------------- ----------------
Institutional Money Market Fund                     -                   -                        -   $62,661,202
Institutional Reserves Fund                         -                   -                        -   $87,347,213
Liquid Assets Fund                                  -                   -                        -  $135,654,624
Municipal Assets Fund                               -                   -                        -   $15,499,037
Limited Term Bond Fund                        $60,442           $(395,692)                $335,250   $37,272,471
Bond Fund                                    $723,861         $(1,414,710)               $(690,849)  $80,992,695
Bond Fund                                    $723,862         $(1,414,710)               $(690,849)  $80,992,696

For tax purposes, the following Funds have capital loss carryovers as of March 31, 2006, the Funds' most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

                      LIQUID ASSETS FUND  LIMITED TERM BOND FUND    BOND FUND
                      ------------------- ---------------------- ---------------
    March 31, 2007                                          $434
    March 31, 2008                                       $32,964
    March 31, 2009                                      $496,477     $415,441
    March 31, 2010
    March 31, 2011                 $4,519                $17,563
    March 31, 2012                 $6,648             $1,659,350   $1,793,103
    March 31, 2013                                       $88,259
    March 31, 2014                                      $624,709       $8,157
                      --------------------------------------------------------
      Total Carryover             $11,167             $2,919,756   $2,216,701
                      ========================================================


At March 31, 2006, the Limited Term Bond Fund and Bond Fund had $281,666 and $309,321 respectively, in deferred capital losses occurring subsequent to October 31, 2005. For tax purposes, such losses will be reflected in the year ended March 31, 2007.

                         PAGE INTENTIONALLY LEFT BLANK

VINTAGE MUTUAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS


                                                        INVESTMENT ACTIVITIES                      DIVIDENDS AND DISTRIBUTIONS
                                              --------------------------------------- ---------------------------------------------

                                                   Net      Net Realized/                           From                  Total
                                      NAV       Investment    Unrealized  Total from   From Net      Net     Return     Dividends
                                   Beginning      Income        Gains     Investment  Investment  Realized     of          and
                                   of Period      (Loss)       (Losses)   Activities    Income      Gains    Capital  Distributions
                                   ---------      ------       --------   ----------    ------      -----    -------  -------------
Institutional Money Market Fund
Six Months Ended September 30,
2006 (Unaudited)                     $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
  Year Ended    March 31, 2006       $1.00         0.04          0.00        0.04       (0.04)      0.00      0.00       (0.04)
From March 7, 2005
  through March 31, 2005             $1.00         0.00          0.00        0.00        0.00       0.00      0.00        0.00
INSTITUTIONAL RESERVES FUND
Six Months Ended September 30,
2006 (Unaudited)                     $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
  Year Ended    March 31, 2006       $1.00         0.03          0.00        0.03       (0.03)      0.00      0.00       (0.03)
  Year Ended    March 31, 2005       $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
  Year Ended    March 31, 2004       $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
LIQUID ASSETS FUND "S" SHARES
Six Months Ended September 30,
2006 (Unaudited)                     $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
  Year Ended    March 31, 2006       $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
  Year Ended    March 31, 2005       $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
  Year Ended    March 31, 2004       $1.00         0.00          0.00        0.00        0.00       0.00      0.00        0.00
  Year Ended    March 31, 2003       $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
  Year Ended    March 31, 2002       $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
LIQUID ASSETS FUND "S2" SHARES
Six Months Ended September 30,
2006 (Unaudited)                     $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
  Year Ended    March 31, 2006       $1.00         0.03          0.00        0.03       (0.03)      0.00      0.00       (0.03)
  Year Ended    March 31, 2005       $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
  Year Ended    March 31, 2004       $1.00         0.00          0.00        0.00        0.00       0.00      0.00        0.00
  Year Ended    March 31, 2003       $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
  Year Ended    March 31, 2002       $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.

VINTAGE MUTUAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                      TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
                ----------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net                        Ratio of Net
                                                    Ratio of          Investment         Ratio of         Investment
      NAV                          Net Assets     Expenses to      Income (Loss) to     Expenses to     Income (Loss) to
      End          Total         End of Period      Average          Average Net          Average         Average Net
   of Period       Return        (000 omitted)     Net Assets           Assets          Net Assets*         Assets*
   ---------       ------        -------------     ----------           ------          -----------         -------
     $1.00             2.51% (a)         $62,213          0.19% (b)           4.94% (b)         0.74% (b)         4.38% (b)
     $1.00             3.64% (a)         $63,486          0.21% (b)           3.94% (b)         0.74% (b)         3.41% (b)

     $1.00             0.17% (a)         $10,112          0.15% (b)           2.54% (b)         0.74% (b)         1.95% (b)


     $1.00             2.42% (a)         $86,214          0.31% (b)           4.82% (b)         0.70% (b)         4.43% (b)
     $1.00             3.47%             $46,155          0.30%               3.43%             0.72%             3.01%
     $1.00             1.59%             $43,673          0.17%               1.62%             0.72%             1.07%
     $1.00             1.03%             $33,034          0.14%               1.00%             0.68%             0.46%


     $1.00             1.86% (a)         $13,811          1.47% (b)           3.72% (b)         1.57% (b)         3.62% (b)
     $1.00             2.39%             $11,581          1.48%               2.36%             1.58%             2.26%
     $1.00             0.56%             $13,371          1.32%               0.41%             1.58%             0.16%
     $1.00             0.08%             $37,139          1.37%               0.08%             1.55%            (0.10%)
     $1.00             0.56%             $74,250          1.36%               0.56%             -----             -----
     $1.00             2.22%             $79,744          1.36%               2.14%             -----             -----


     $1.00             1.99% (a)         $27,668          1.22% (b)           3.89% (b)         1.32% (b)         3.79% (b)
     $1.00             2.65%             $60,514          1.23%               2.64%             1.33%             2.54%
     $1.00             0.77%             $48,241          1.16%               0.88%             1.33%             0.71%
     $1.00             0.29%             $28,748          1.12%               0.29%             1.30%             0.10%
     $1.00             0.81%              $3,958          1.11%               0.86%             -----             -----
     $1.00             2.48%              $8,519          1.11%               2.44%             -----             -----


VINTAGE MUTUAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS


                                                      INVESTMENT ACTIVITIES                  DIVIDENDS AND DISTRIBUTIONS
                                              -------------------------------------- -------------------------------------------

                                                  NET      NET REALIZED/                          FROM                 TOTAL
                                      NAV      INVESTMENT    UNREALIZED  TOTAL FROM   FROM NET     NET    RETURN     DIVIDENDS
                                   BEGINNING     INCOME        GAINS     INVESTMENT  INVESTMENT REALIZED    OF          AND
                                   OF PERIOD     (LOSS)       (LOSSES)   ACTIVITIES    INCOME     GAINS   CAPITAL  DISTRIBUTIONS
                                   ---------     ------       --------   ----------    ------     -----   -------  -------------
Liquid Assets Fund "T" Shares
Six Months Ended September 30,
2006 (Unaudited)                     $1.00        0.02          0.00        0.02       (0.02)     0.00     0.00       (0.02)
  Year Ended    March 31, 2006       $1.00        0.03          0.00        0.03       (0.03)     0.00     0.00       (0.03)
  Year Ended    March 31, 2005       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2004       $1.00        0.00          0.00        0.00        0.00      0.00     0.00        0.00
  Year Ended    March 31, 2003       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2002       $1.00        0.03          0.00        0.03       (0.03)     0.00     0.00       (0.03)
LIQUID ASSETS FUND "I" SHARES
Six Months Ended September 30,
2006 (Unaudited)                     $1.00        0.02          0.00        0.02       (0.02)     0.00     0.00       (0.02)
  Year Ended    March 31, 2006       $1.00        0.03          0.00        0.03       (0.03)     0.00     0.00       (0.03)
  Year Ended    March 31, 2005       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2004       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2003       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2002       $1.00        0.03          0.00        0.03       (0.03)     0.00     0.00       (0.03)
MUNICIPAL ASSETS FUND "S" SHARES
Six Months Ended September 30,
2006 (Unaudited)                     $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2006       $1.00        0.02          0.00        0.02       (0.02)     0.00     0.00       (0.02)
  Year Ended    March 31, 2005       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2004       $1.00        0.00          0.00        0.00        0.00      0.00     0.00        0.00
  Year Ended    March 31, 2003       $1.00        0.00          0.00        0.00        0.00      0.00     0.00        0.00
  Year Ended    March 31, 2002       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
MUNICIPAL ASSETS FUND "T" SHARES
Six Months Ended September 30,
2006 (Unaudited)                     $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2006       $1.00        0.02          0.00        0.02       (0.02)     0.00     0.00       (0.02)
  Year Ended    March 31, 2005       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2004       $1.00        0.00          0.00        0.00        0.00      0.00     0.00        0.00
  Year Ended    March 31, 2003       $1.00        0.01          0.00        0.01       (0.01)     0.00     0.00       (0.01)
  Year Ended    March 31, 2002       $1.00        0.02          0.00        0.02       (0.02)     0.00     0.00       (0.02)


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.

VINTAGE MUTUAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                      TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
                ----------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net                        Ratio of Net
                                                    Ratio of          Investment         Ratio of         Investment
      NAV                          Net Assets     Expenses to      Income (Loss) to     Expenses to     Income (Loss) to
      End          Total         End of Period      Average          Average Net          Average         Average Net
   of Period       Return        (000 omitted)     Net Assets           Assets          Net Assets*         Assets*
   ---------       ------        -------------     ----------           ------          -----------         -------
     $1.00             2.11% (a)         $16,435          0.97% (b)           4.18% (b)         1.07% (b)         4.08% (b)
     $1.00             2.90%             $27,537          0.98%               3.04%             1.08%             2.94%
     $1.00             0.94%             $13,461          0.98%               0.93%             1.08%             0.83%
     $1.00             0.41%             $18,804          0.87%               0.41%             1.05%             0.23%
     $1.00             1.06%             $29,287          0.86%               1.09%             -----             -----
     $1.00             2.73%             $44,038          0.86%               2.57%             -----             -----


     $1.00             2.19% (a)         $76,160          0.82% (b)           4.41% (b)         -----             -----
     $1.00             3.06%             $32,616          0.83%               3.28%             -----             -----
     $1.00             1.09%             $10,357          0.83%               1.03%             -----             -----
     $1.00             0.56%             $22,734          0.62%               0.56%             0.80%             0.38%
     $1.00             1.22%             $28,948          0.71%               1.21%             -----             -----
     $1.00             2.89%             $43,041          0.71%               2.72%             -----             -----


     $1.00             1.09% (a)            $812          1.34% (b)           2.15% (b)         1.44% (b)         2.05% (b)
     $1.00             1.58%              $2,102          1.13%               1.55%             1.32%             1.36%
     $1.00             0.54%              $2,942          0.90%               0.55%             1.34%             0.10%
     $1.00             0.23%              $2,783          1.20%               0.24%             1.65%            (0.21%)
     $1.00             0.35%              $2,993          1.10%               0.33%             1.17%             0.26%
     $1.00             1.47%              $2,151          1.11%               1.40%             -----             -----


     $1.00             1.22% (a)          $3,472          1.09% (b)           2.42% (b)         1.19% (b)         2.32% (b)
     $1.00             1.75%              $3,276          0.97%               1.72%             1.07%             1.62%
     $1.00             0.58%              $3,961          0.85%               0.59%             1.09%             0.35%
     $1.00             0.26%              $3,666          0.95%               0.26%             1.16%             0.05%
     $1.00             0.55%              $5,493          0.92%               0.56%             -----             -----
     $1.00             1.70%              $6,053          0.86%               1.67%             -----             -----


VINTAGE MUTUAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS




                                                       INVESTMENT ACTIVITIES                   DIVIDENDS AND DISTRIBUTIONS
                                              --------------------------------------- ---------------------------------------------

                                                   NET      NET REALIZED/                           FROM                  TOTAL
                                      NAV       INVESTMENT    UNREALIZED  TOTAL FROM   FROM NET      NET     RETURN     DIVIDENDS
                                   BEGINNING      INCOME        GAINS     INVESTMENT  INVESTMENT  REALIZED     OF          AND
                                   OF PERIOD      (LOSS)       (LOSSES)   ACTIVITIES    INCOME      GAINS    CAPITAL  DISTRIBUTIONS
Municipal Assets Fund "I" Shares
Six Months Ended September 30,
2006 (Unaudited)                     $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
  Year Ended    March 31, 2006       $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
  Year Ended    March 31, 2005       $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
  Year Ended    March 31, 2004       $1.00         0.00          0.00        0.00        0.00       0.00      0.00        0.00
  Year Ended    March 31, 2003       $1.00         0.01          0.00        0.01       (0.01)      0.00      0.00       (0.01)
  Year Ended    March 31, 2002       $1.00         0.02          0.00        0.02       (0.02)      0.00      0.00       (0.02)
LIMITED TERM BOND FUND
Six Months Ended September 30,
2006 (Unaudited)                     $9.41         0.17          0.06        0.23       (0.17)      0.00      0.00       (0.17)
  Year Ended    March 31, 2006       $9.47         0.30         (0.08)       0.22       (0.28)      0.00      0.00       (0.28)
  Year Ended    March 31, 2005       $9.76         0.26         (0.29)      (0.03)      (0.24)      0.00     (0.02)      (0.26)
  Year Ended    March 31, 2004       $9.62         0.28          0.14        0.42       (0.28)      0.00      0.00       (0.28)
  Year Ended    March 31, 2003       $9.98         0.47         (0.36)       0.11       (0.47)      0.00      0.00       (0.47)
  Year Ended    March 31, 2002       $9.94         0.55          0.03        0.58       (0.54)      0.00      0.00       (0.54)
BOND FUND
Six Months Ended September 30,
2006 (Unaudited)                     $9.56         0.21          0.11        0.32       (0.21)      0.00      0.00       (0.21)
  Year Ended    March 31, 2006       $9.80         0.40         (0.24)       0.16       (0.40)      0.00      0.00       (0.40)
  Year Ended    March 31, 2005      $10.05         0.40         (0.25)       0.15       (0.40)      0.00      0.00       (0.40)
  Year Ended    March 31, 2004       $9.78         0.41          0.28        0.69       (0.42)      0.00      0.00       (0.42)
  Year Ended    March 31, 2003       $9.94         0.58         (0.14)       0.44       (0.59)     (0.01)     0.00       (0.60)
  Year Ended    March 31, 2002       $9.97         0.56         (0.03)       0.53       (0.56)      0.00      0.00       (0.56)
MUNICIPAL BOND FUND
Six Months Ended September 30,
2006 (Unaudited)                    $10.12         0.17          0.10        0.27       (0.17)      0.00      0.00       (0.17)
  Year Ended    March 31, 2006      $10.49         0.33         (0.19)       0.14       (0.33)     (0.18)     0.00       (0.51)
  Year Ended    March 31, 2005      $11.02         0.34         (0.38)      (0.04)      (0.34)     (0.15)     0.00       (0.49)
  Year Ended    March 31, 2004      $11.06         0.37          0.07        0.44       (0.38)     (0.10)     0.00       (0.48)
  Year Ended    March 31, 2003      $10.54         0.40          0.54        0.94       (0.40)     (0.02)     0.00       (0.42)
  Year Ended    March 31, 2002      $10.68         0.41         (0.14)       0.27       (0.41)      0.00      0.00       (0.41)


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.

VINTAGE MUTUAL FUNDS, INC.

                           FINANCIAL HIGHLIGHTS

                                    TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
               ------------------------------------------------------------------------------------------------------------------
                                                                  RATIO OF NET                        RATIO OF NET
                                                 Ratio of          Investment         Ratio of         Investment
      NAV                       Net Assets     Expenses to      Income (Loss) to     Expenses to     Income (Loss) to
      END       TOTAL         END OF PERIOD      AVERAGE          AVERAGE NET          AVERAGE         AVERAGE NET     PORTFOLIO
   of Period    Return        (000 omitted)     Net Assets           Assets          Net Assets*         Assets*       Turnover
   ---------    ------        -------------     ----------           ------          -----------         -------       -------
     $1.00          1.30% (a)         $11,133          0.94% (b)           2.57% (b)         -----             -----
     $1.00          1.90%             $12,926          0.82%               1.87%             -----             -----
     $1.00          0.64%             $19,819          0.79%               0.60%             0.84%             0.55%
     $1.00          0.30%             $27,471          0.70%               0.31%             -----             -----
     $1.00          0.70%             $33,568          0.77%               0.68%             -----             -----
     $1.00          1.88%             $26,516          0.71%               1.82%             -----             -----


     $9.47          3.16% (a)         $37,111          0.76% (b)           3.63% (b)         1.36% (b)         3.05% (b)  45.53%
     $9.41          2.31%             $44,874          0.89%               3.05%             1.26%             2.68%      64.57%
     $9.47         (0.27%)            $57,251          0.89%               2.72%             1.24%             2.38%      43.35%
     $9.76          4.37%             $65,881          0.96%               2.85%             -----             -----      73.81%
     $9.62          1.13%             $58,746          0.92%               4.73%             -----             -----      55.05%
     $9.98          5.96%             $54,153          0.93%               5.43%             -----             -----      47.31%


     $9.67          2.72% (a)         $80,558          0.80% (b)           4.29% (b)         1.34% (b)         3.75% (b)  26.63%
     $9.56          1.67%             $96,123          0.97%               3.85%             1.27%             3.55%      28.60%
     $9.80          1.47%            $112,672          0.98%               3.97%             1.28%             3.67%      46.31%
    $10.05          7.08%            $125,496          0.99%               4.12%             -----             -----      79.75%
     $9.78          4.46%            $131,296          0.95%               5.78%             -----             -----      32.67%
     $9.94          5.20%            $143,385          0.99%               5.79%             -----             -----      41.67%


    $10.22          2.35% (a)         $20,866          0.75% (b)           3.37% (b)         0.76% (b)         2.79% (b)  55.40%
    $10.12          1.30%             $26,287          0.94%               3.09%             1.19%             2.84%      32.16%
    $10.49         (0.34%)            $38,569          0.99%               3.15%             1.24%             2.90%      37.92%
    $11.02          3.91%             $43,520          0.93%               3.30%             -----             -----      24.51%
    $11.06          9.06%             $47,187          0.85%               3.60%             -----             -----       9.95%
    $10.54          2.41%             $46,695          0.91%               3.81%             -----             -----      27.61%


VINTAGE MUTUAL FUNDS, INC.
Additional Information (unaudited)
September 30, 2006

1. About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006. The table on the next page illustrates your fund's costs in two ways:

    1. BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

    2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


Your fund does not carry a "sales load" or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

VINTAGE MUTUAL FUNDS, INC.

Additional Information (unaudited)
SIX MONTHS ENDED SEPTEMBER 30, 2006

                                           BEGINNING        ENDING         EXPENSES   ANNUALIZED
                                         Account Value   Account Value   Paid During    Expense
Vintage Mutual Funds                       3/31/2006       9/30/2006       Period*      Ratio*
-----------------------------------------------------------------------------------------------------
BASED ON ACTUAL FUND RETURN
Money Market Funds:
  Institutional Money Market Fund        $ 1,000.00        $ 1,025.06      $0.96       0.19%
  Institutional Reserves Fund              1,000.00          1,024.19       1.57       0.31%
 Liquid Assets Fund S Shares               1,000.00          1,018.59       7.44       1.47%
  Liquid Assets Fund S2 Shares             1,000.00          1,019.87       3.06       1.22%
  Liquid Assets Fund T Shares              1,000.00          1,021.14       2.43       0.97%
  Liquid Assets Fund I Shares              1,000.00          1,021.91       2.06       0.82%
  Municipal Assets Fund S Shares           1,000.00          1,010.94       3.36       1.34%
  Municipal Assets Fund T Shares           1,000.00          1,012.20       2.73       1.09%
  Municipal Assets Fund I Shares           1,000.00          1,012.96       2.36       0.94%

Fixed Income Funds:
  Limited Term Bond Fund                   1,000.00          1,025.17       3.78       0.75%
  Bond Fund                                1,000.00          1,034.40       3.80       0.75%
  Municipal Bond Fund                      1,000.00          1,027.43       3.79       0.75%
-----------------------------------------------------------------------------------------------

BASED ON HYPOTHETICAL 5% RETURN
Money Market Funds:
  Institutional Money Market Fund        $ 1,000.00        $ 1,024.12      $0.96       0.19%
  Institutional Reserves Fund              1,000.00          1,023.51       1.57       0.31%
  Liquid Assets Fund S Shares              1,000.00          1,017.70       7.44       1.47%
  Liquid Assets Fund S2 Shares             1,000.00          1,018.95       6.17       1.22%
  Liquid Assets Fund T Shares              1,000.00          1,020.21       4.91       0.97%
  Liquid Assets Fund I Shares              1,000.00          1,020.96       4.15       0.82%
  Municipal Assets Fund S Shares           1,000.00          1,018.35       6.78       1.34%
  Municipal Assets Fund T Shares           1,000.00          1,019.60       5.52       1.09%
  Municipal Assets Fund I Shares           1,000.00          1,020.36       4.76       0.94%

Fixed Income Funds:
  Limited Term Bond Fund                   1,000.00          1,046.24       3.85       0.75%
  Bond Fund                                1,000.00          1,046.24       3.82       0.75%
  Municipal Bond Fund                      1,000.00          1,046.24       3.85       0.75%
-----------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

VINTAGE MUTUAL FUNDS, INC.
Additional Information (unaudited)

2. Proxy Voting Policies and Procedures, Proxy Voting Record and Schedule of Portfolio Holdings, Form N-PX

Complete schedules of portfolio holdings for the first and third quarters
(Form N-Q) are available free of charge. Form N-PX is a record of proxy votes by the Funds. Since the Funds only hold non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:

        o    By calling the Funds toll free at 1-866-720-2995,
        o    At www.sec.gov, or by phone at 1-800-SEC-0330, or
        o By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.
(B) NO COMMENT REQUIRED.
(C) THE CODE OF ETHICS WAS AMENDED DURING THE REPORTING PERIOD TO INCLUDE REPORTING ON ALL REQUIRED SECURITIES. PREVIOUSLY LARGE CAP SECURITY REPORTING WAS NOT REQUIRED UNDER THE CODE.
(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.
(E) NOT APPLICABLE.
(F)(1) NOT APPLICABLE.
(F)(2) NOT APPLICABLE.
(F)(3) TO REQUEST A FREE COPY OF THE VINTAGE MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(A) Not Applicable on Semi-annual report.
(B) NOT APPPLICABLE.
(C) SEE ITEM 4(A)
(D) NOT APPLICABLE.
(E) NOT APPLICABLE.
(F) NOT APPLICABLE.
(G) NOT APPLICABLE.
(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.
ITEM 6. NOT APPLICABLE.
ITEM 7. NOT APPLICABLE.
ITEM 8. NOT APPLICABLE.
ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.


ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 30, 2006, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 11. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VINTAGE MUTUAL FUNDS, INC.


By /s/ Jeff Lorenzen
   --------------------------
Jeff Lorenzen, President


Date: December 1, 2006


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen  President and Principal Executive,
------------------
Jeff Lorenzen

December 1, 2006

/s/ Amy M. Mitchell  Treasurer and Principal Financial and Accounting Officer,
--------------------
Amy M. Mitchell

December 1, 2006